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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                         Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:   September 30

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Strategic Income Fund

 Schedule of Investments 12/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 1.2%

 Energy - 0.1%

 Integrated Oil & Gas - 0.0%+

 4,700,850

 American Energy - Utica LLC, 3.5% (3.50% Cash, 0.00% PIK), 3/1/21 (144A) (PIK)

 $

 47,008

 Oil & Gas Exploration & Production - 0.1%

 4,170,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 $

 2,337,806

 1,526,000

 SandRidge Energy, Inc., 8.125%, 10/16/22

 292,801

 $

 2,630,607

 Oil & Gas Storage & Transportation - 0.0%+

 1,700,000

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 1,501,780

 Total Energy

 $

 4,179,395

 Materials - 0.1%

 Diversified Metals & Mining - 0.1%

 7,900,000

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 6,399,000

 Total Materials

 $

 6,399,000

 Capital Goods - 0.2%

 Construction & Engineering - 0.0%+

 2,870,000

 Dycom Industries, Inc., 0.75%, 9/15/21 (144A)

 $

 2,819,775

 Electrical Components & Equipment - 0.2%

 13,776,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 8,446,410

 1,984,000

 SolarCity Corp., 1.625%, 11/1/19

 1,602,080

 $

 10,048,490

 Total Capital Goods

 $

 12,868,265

 Consumer Durables & Apparel - 0.3%

 Homebuilding - 0.3%

 6,805,000

 CalAtlantic Group, Inc., 0.25%, 6/1/19

 $

 6,086,222

 6,735,000

 CalAtlantic Group, Inc., 1.25%, 8/1/32

 7,475,850

 7,875,000

 KB Home, 1.375%, 2/1/19

 7,043,203

 $

 20,605,275

 Total Consumer Durables & Apparel

 $

 20,605,275

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Biotechnology - 0.1%

 4,865,000

 Cepheid, 1.25%, 2/1/21

 $

 4,326,809

 Pharmaceuticals - 0.0%+

 2,060,000

 Impax Laboratories, Inc., 2.0%, 6/15/22 (144A)

 $

 2,018,800

 885,000

 The Medicines Co., 2.5%, 1/15/22 (144A)

 1,121,738

 $

 3,140,538

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 7,467,347

 Software & Services - 0.1%

 Internet Software & Services - 0.1%

 5,480,000

 WebMD Health Corp., 2.5%, 1/31/18

 $

 5,637,550

 Data Processing & Outsourced Services - 0.0%+

 2,585,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 2,399,203

 Total Software & Services

 $

 8,036,753

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 7,290,000

 Finisar Corp., 0.5%, 12/15/33

 $

 6,770,588

 Electronic Components - 0.2%

 13,410,000

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 10,250,269

 Total Technology Hardware & Equipment

 $

 17,020,857

 Semiconductors & Semiconductor Equipment - 0.0%+

 Semiconductors - 0.0%+

 1,996,566

 LDK Solar Co, Ltd., 5.535%, 12/31/18, (5.535% cash, 5.535% PIK) (PIK)

 $

 299,485

 Total Semiconductors & Semiconductor Equipment

 $

 299,485

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $91,893,814)

 $

 76,876,377

 Shares

 PREFERRED STOCKS - 1.0%

 Transportation - 0.0%+

 Air Freight & Logistics - 0.0%+

 2,313

 CEVA Group Plc, 12/31/14 * (d)

 $

 1,041,052

 Total Transportation

 $

 1,041,052

 Banks - 0.3%

 Diversified Banks - 0.3%

 170,644

 6.69

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 4,435,038

 558,945

 7.12

 Citigroup, Inc., Floating Rate Note (Perpetual)

 15,656,049

 $

 20,091,087

 Total Banks

 $

 20,091,087

 Diversified Financials - 0.4%

 Consumer Finance - 0.2%

 465,150

 8.12

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 11,796,204

 Asset Management & Custody Banks - 0.1%

 236,600

 5.90

 State Street Corp., Floating Rate Note, 12/31/73

 $

 6,549,088

 Investment Banking & Brokerage - 0.1%

 189,157

 6.38

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 5,020,227

 Total Diversified Financials

 $

 23,365,519

 Insurance - 0.0%+

 Reinsurance - 0.0%+

 57,000

 Lorenz Re, Ltd., Variable Rate Notes, (Perpetual) * (f)(g)

 $

 142,500

 Total Insurance

 $

 142,500

 Real Estate - 0.1%

 Diversified REIT - 0.1%

 3,250

 Firstar Realty LLC, 8.875% (Perpetual) (144A)

 $

 4,012,734

 Total Real Estate

 $

 4,012,734

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.2%

 572,600

 Qwest Corp., 7.375%, 6/1/51

 $

 14,561,218

 Total Telecommunication Services

 $

 14,561,218

 TOTAL PREFERRED STOCKS

 (Cost $60,663,442)

 $

 63,214,110

 CONVERTIBLE PREFERRED STOCKS - 0.6%

 Banks - 0.6%

 Diversified Banks - 0.6%

 5,330

 Bank of America Corp., 7.25% (Perpetual)

 $

 5,827,129

 31,527

 Wells Fargo & Co., 7.5% (Perpetual)

 36,665,428

 $

 42,492,557

 Total Banks

 $

 42,492,557

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $40,763,302)

 $

 42,492,557

 COMMON STOCKS - 0.1%

 Capital Goods - 0.0%+

 Construction & Engineering - 0.0%+

 269,588

 Newhall Land Development LLC *

 $

 831,275

 Industrial Machinery - 0.0%+

 185,819

 Liberty Tire Recycling LLC (c)

 $

 1,858

 Total Capital Goods

 $

 833,133

 Transportation - 0.0%+

 Air Freight & Logistics - 0.0%+

 1,069

 CEVA Group Plc *

 $

 480,915

 Total Transportation

 $

 480,915

 Consumer Services - 0.1%

 Education Services - 0.1%

 90,687

 Cengage Learning Holdings II, Inc.

 $

 2,131,598

 Total Consumer Services

 $

 2,131,598

 Insurance - 0.0%+

 Life & Health Insurance - 0.0%+

 GBP

 217,467

 TopCo. Ltd. (c)

 $

 51,273

 Total Insurance

 $

 51,273

 Semiconductors & Semiconductor Equipment - 0.0%+

 Semiconductors - 0.0%+

 136,114

 LDK Solar Co, Ltd. (A.D.R.) *

 $

 7,622

 Total Semiconductors & Semiconductor Equipment

 $

 7,622

 TOTAL COMMON STOCKS

 (Cost $4,720,999)

 $

 3,504,541

 Principal Amount ($)

 Floating

 Rate (b)

 ASSET BACKED SECURITIES - 5.0%

 2,430,080

 0.57

 Accredited Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36

 $

 2,401,930

 4,808,850

 0.74

 Adjustable Rate Mortgage Trust 2005-9, Floating Rate Note, 11/25/35

 4,242,855

 1,800,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 1,816,603

 2,435,000

 1.68

 American Homes 4 Rent 2014-SFR1, Floating Rate Note, 6/17/31

 2,372,153

 2,500,000

 American Homes 4 Rent 2014-SFR2 Trust, 5.149%, 10/17/36 (144A)

 2,494,090

 5,000,000

 American Homes 4 Rent 2014-SFR3 Trust, 4.596%, 12/18/36 (144A)

 4,855,650

 6,100,000

 American Homes 4 Rent 2014-SFR3 Trust, 5.04%, 12/18/36 (144A)

 6,032,388

 2,950,000

 American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)

 2,751,859

 10,363,000

 Applebee's Funding LLC/ IHOP Funding LLC, 4.277%, 9/5/44 (144A)

 10,494,030

 800,000

 Ascentium Equipment Receivables 2014-1 LLC, 3.1%, 6/10/21 (144A)

 806,509

 1,399,981

 Axis Equipment Finance Receivables III LLC, 4.05%, 5/20/20 (144A)

 1,394,590

 1,054,000

 4.83

 B2R Mortgage Trust 2015-1, Floating Rate Note, 5/15/48 (144A)

 982,180

 1,027,916

 3.72

 Bayview Opportunity Master Fund IIA Trust 2012-4NPL Series III, Floating Rate Note, 2/28/35 (144A)

 1,026,817

 2,136,016

 Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)

 2,144,547

 622,661

 Bayview Opportunity Master Fund Trust IIIa 2014-12RPL, 3.6225%, 7/28/19 (Step) (144A)

 617,618

 4,182,054

 1.32

 Bear Stearns ALT-A Trust 2004-10, Floating Rate Note, 9/25/34

 3,495,349

 8,350,000

 1.17

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 7,046,521

 2,036,816

 BXG Receivables Note Trust 2015-A, 3.47%, 5/2/30 (144A)

 2,001,653

 3,026,000

 California Republic Auto Receivables Trust 2012-1, 3.0%, 1/15/20 (144A)

 3,053,702

 3,165,000

 Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21

 3,155,843

 11,000,000

 Capital Automotive Real Estate Investment Trust, 3.66%, 10/17/44 (144A)

 11,052,064

 9,906

 0.82

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 9,894

 5,595,000

 Citicorp Residential Mortgage Trust Series 2006-2, 5.918%, 9/25/36 (Step)

 5,329,803

 5,893,000

 Citicorp Residential Mortgage Trust Series 2007-1, 5.82102%, 3/25/37 (Step)

 5,147,508

 17,120,399

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 17,022,530

 5,789,465

 Colony American Finance 2015-1, Ltd., 2.896%, 10/17/47 (144A)

 5,697,093

 1,045,549

 Conn's Receivables Funding 2015-A LLC, 4.565%, 9/15/20 (144A)

 1,045,549

 151,732

 6.24

 Conseco Financial Corp., Floating Rate Note, 12/1/28

 155,735

 1,514,457

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 1,514,228

 366,716

 0.67

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 364,916

 1,737,286

 0.60

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/34

 1,704,639

 1,254,315

 4.75

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/35

 1,279,291

 50,564

 0.61

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/35

 49,592

 1,235,771

 0.51

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37

 1,055,081

 11,910,000

 DB Master Finance LLC 2015-1, 3.98%, 2/21/45 (144A)

 11,873,536

 9,500,000

 Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)

 9,310,000

 8,696,865

 Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)

 8,945,870

 2,612,045

 3.17

 Drug Royalty II LP 2, Floating Rate Note, 7/15/23 (144A)

 2,642,890

 3,000,978

 1.32

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 2,969,144

 1,200,000

 Engs Commercial Finance Trust 2015-1, 4.5%, 12/22/22 (144A)

 1,196,370

 3,000,000

 Exeter Automobile Receivables Trust 2012-2, 3.06%, 7/16/18 (144A)

 3,004,105

 500,000

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 497,297

 1,600,000

 First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)

 1,592,110

 177,804

 First Investors Auto Owner Trust 2013-2, 1.23%, 3/15/19 (144A)

 177,639

 1,551,063

 GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)

 1,536,702

 2,951,521

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 2,914,627

 4,221,963

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 4,265,432

 1,743,348

 Gold Key Resorts 2014-A LLC, 5.87%, 5/17/31 (144A)

 1,716,021

 468,510

 0.56

 GreenPoint Home Equity Loan Trust 2004-2, Floating Rate Note, 1/15/30

 442,342

 1,501,382

 0.79

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 1,384,524

 257,449

 0.72

 GSAMP Trust 2006-SEA1, Floating Rate Note, 5/25/36 (144A)

 255,386

 13,455,000

 HOA Funding LLC, 4.846%, 8/22/44 (144A)

 12,231,015

 1,120,582

 0.59

 Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36

 1,104,233

 161,193

 1.60

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 160,677

 5,863,192

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 5,413,959

 1,825,779

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 1,870,871

 324,114

 0.57

 JP Morgan Mortgage Acquisition Trust 2006-ACC1, Floating Rate Note, 5/25/36

 322,521

 1,200,000

 Leaf Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)

 1,176,533

 1,600,000

 Leaf Receivables Funding 10 LLC, 3.74%, 5/17/21 (144A)

 1,556,110

 3,139,702

 Leaf Receivables Funding 8 LLC, 2.67%, 9/15/20 (144A)

 3,144,914

 2,141,566

 Leaf Receivables Funding 8 LLC, 5.5%, 9/15/20 (144A)

 2,151,078

 3,010,000

 LEAF Receivables Funding 9 LLC, 5.11%, 9/15/21 (144A)

 3,059,049

 556,475

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41

 584,126

 1,991,497

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 2,078,575

 1,494,105

 1.92

 MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35

 1,337,168

 3,606,257

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 3,598,973

 824,285

 0.57

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 809,156

 1,992,574

 Newstar Commercial Lease Funding 2015-1 LLC, 3.27%, 4/15/19 (144A)

 1,983,376

 1,150,000

 NextGear Floorplan Master Owner Trust, 2.61%, 10/15/19 (144A)

 1,130,727

 3,700,000

 OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)

 3,677,060

 1,637,666

 5.91

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 1,705,535

 1,320,570

 5.46

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 1,337,124

 525,346

 5.73

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 544,453

 5,400,000

 Oxford Finance Funding Trust 2014-1, 3.475%, 12/15/22 (144A)

 5,372,676

 4,000,000

 Progreso Receivables Funding LLC, 3.0%, 7/8/20 (144A)

 3,954,133

 2,500,000

 Progress Residential 2015-SFR2 Trust, 3.684%, 6/14/32 (144A)

 2,394,641

 1,098,516

 RAMP Series 2004-RS1 Trust, 5.665%, 1/25/34 (Step)

 997,274

 3,357,852

 5.28

 Residential Funding Mortgage Securities, Inc. Series 04-RS10, Floating Rate Notes, 10/25/34

 3,451,457

 3,754,947

 RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)

 3,728,661

 2,775,431

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 2,789,451

 1,365,618

 6.55

 Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)

 1,368,901

 678,224

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 674,388

 3,300,000

 2.38

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 3,205,701

 2,031,544

 Skopos Auto Receivables Trust 2015-1, 3.1%, 12/15/23 (144A)

 2,022,462

 11,000,000

 Spirit Master Funding LLC, 4.6291%, 1/20/45 (144A)

 11,209,038

 1,248,034

 Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)

 1,330,160

 1,000,000

 Spirit Master Funding VII LLC, 3.8868%, 12/21/43 (144A)

 1,019,822

 5,000,000

 Springleaf Funding Trust 2014-A, 2.41%, 12/15/22 (144A)

 4,985,798

 6,478,333

 Store Master Funding I LLC, 3.75%, 4/20/45 (144A)

 6,427,257

 1,051,316

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 1,076,264

 163,694

 STORE Master Funding LLC, 4.21%, 4/20/44 (144A)

 167,357

 1,275,359

 0.62

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,250,298

 322,551

 0.55

 Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37

 321,240

 573,030

 Tidewater Auto Receivables Trust 2012-A, 2.83%, 10/15/19

 573,092

 2,610,000

 5.29

 Trade MAPS 1, Ltd., Floating Rate Note, 12/10/18 (144A)

 2,610,000

 2,527,473

 2.12

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34

 2,477,039

 71,813

 7.00

 UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29

 71,967

 3,956,154

 US Residential Opportunity Fund III Trust 2015-1, 3.7213%, 1/29/35 (144A)

 3,930,451

 2,135,784

 VOLT XIX LLC, 3.875%, 4/26/55 (Step)

 2,126,007

 3,519,111

 VOLT XXV LLC, 3.5%, 6/26/45 (Step) (144A)

 3,467,718

 2,997,080

 VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)

 2,944,702

 5,921,849

 VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)

 5,837,695

 1,197,892

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 1,197,102

 399,297

 Westgate Resorts 2012-A LLC, 3.75%, 8/20/25 (144A)

 398,775

 3,309,293

 Westgate Resorts 2014-1 LLC, 2.15%, 12/20/26 (144A)

 3,250,718

 6,221,471

 Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)

 6,140,591

 5,456,064

 Westgate Resorts 2015-1 LLC, 2.75%, 5/20/27 (144A)

 5,398,049

 423,824

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 423,759

 4,847,834

 3.50

 WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)

 4,844,048

 $

 323,754,730

 TOTAL ASSET BACKED SECURITIES

 (Cost $326,747,167)

 $

 323,754,730

 COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%

 11,749,522

 3.50

 Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)

 $

 11,733,002

 7,584,497

 3.50

 Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)

 7,631,301

 2,565,418

 Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33

 2,701,101

 4,732,091

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 4,819,575

 6,900,000

 1.38

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 6,287,780

 2,532,319

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 2,622,286

 1,527,243

 Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34

 1,541,479

 168,941

 Banc of America Alternative Loan Trust 2004-3, 5.0%, 4/25/19

 160,520

 2,455,371

 2.87

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 2,414,525

 2,103,424

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 2,149,253

 7,648,616

 1.35

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 6,446,580

 7,373,000

 1.17

 Bear Stearns ALT-A Trust 2005-2, Floating Rate Note, 3/25/35

 6,358,224

 1,805,516

 2.73

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 1,790,412

 3,751,072

 2.76

 Bear Stearns ARM Trust 2003-9, Floating Rate Note, 2/25/34

 3,277,091

 815,013

 3.17

 Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35

 808,194

 15,021

 3.03

 CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33

 14,140

 1,650,520

 2.24

 CIM Trust 2015-4AG, Floating Rate Note, 11/25/57 (144A)

 1,623,591

 9,286,109

 3.75

 Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)

 9,434,687

 3,733,520

 Citigroup Mortgage Loan Trust, Inc., 5.5%, 9/25/34

 4,013,864

 63,163

 Citigroup Mortgage Loan Trust, Inc., 6.75%, 9/25/34

 66,829

 4,500,000

 4.65

 City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)

 4,522,165

 3,500,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 3,472,259

 1,900,000

 COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45

 1,959,527

 3,650,000

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 3,683,892

 1,275,000

 COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/17/45

 1,346,082

 4,047,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 4,027,582

 2,365,416

 COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45

 2,361,327

 1,550,000

 4.93

 COMM 2012-LC4 Mortgage Trust, Floating Rate Note, 12/12/44

 1,676,597

 8,000,000

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/12/46

 7,956,626

 3,161,098

 2.28

 COMM 2014-FL4 Mortgage Trust, Floating Rate Note, 7/15/31 (144A)

 3,124,911

 7,500,000

 3.81

 COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)

 6,945,602

 5,600,000

 Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45

 5,536,391

 353,956

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 353,056

 5,590,271

 3.30

 CSMC Trust 2013-6, Floating Rate Note, 8/25/43 (144A)

 5,357,374

 3,200,000

 1.88

 CSMC Trust 2014-ICE REMICS, Floating Rate Note, 4/15/27 (144A)

 3,164,945

 6,592,328

 3.50

 CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)

 6,605,473

 4,279,499

 CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)

 4,288,862

 4,449,986

 3.95

 CSMC Trust 2015-3, Floating Rate Note, 3/25/45 (144A)

 4,356,536

 2,104,274

 3.50

 CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)

 2,093,498

 9,839,384

 3.50

 CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)

 9,831,700

 2,950,000

 5.83

 DBUBS 2011-LC1 Mortgage Trust, Floating Rate Note, 11/13/46 (144A)

 3,246,638

 6,767,000

 5.58

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/12/44 (144A)

 7,538,739

 2,842,000

 2.15

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)

 2,839,953

 5,200,000

 3.73

 EQTY 2014-INNS Mortgage Trust, Floating Rate Note, 5/8/31 (144A)

 5,151,651

 491,609

 2.25

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 469,245

 6,176,943

 3.50

 EverBank Mortgage Loan Trust REMICS, Floating Rate Note, 4/25/43 (144A)

 6,198,433

 7,674,725

 2.50

 EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)

 7,222,937

 5,065,000

 4.30

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)

 5,155,044

 1,258,026

 Federal National Mortgage Association REMICS, 3.5%, 1/25/29

 62,823

 2,516,101

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 2,688,916

 198,503

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 202,192

 6,962,587

 Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45

 7,034,824

 3,150,000

 3.75

 FREMF Mortgage Trust 20-, Floating Rate Note, 11/25/47 (144A)

 3,116,563

 3,900,000

 5.44

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 5/25/29 (144A)

 4,234,793

 1,980,000

 5.42

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 2,137,621

 4,160,000

 5.20

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 4,488,585

 5,600,000

 4.79

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 5,868,672

 3,300,000

 4.42

 FREMF Mortgage Trust 2011-K11 REMICS, Floating Rate Note, 12/25/48 (144A)

 3,452,578

 3,953,000

 4.34

 FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)

 4,122,720

 9,582,000

 4.93

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 9,966,720

 5,450,000

 4.88

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 5,685,219

 6,500,000

 4.00

 FREMF Mortgage Trust 2012-K20, Floating Rate Note, 5/25/45 (144A)

 6,527,756

 5,000,000

 3.87

 FREMF Mortgage Trust 2012-K709, Floating Rate Note, 4/25/45 (144A)

 5,090,140

 1,000,000

 3.30

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/27/45 (144A)

 1,007,654

 3,400,000

 3.27

 FREMF Mortgage Trust 2013-K713, Floating Rate Note, 4/25/46 (144A)

 3,380,319

 2,750,000

 3.40

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 2,768,387

 3,661,000

 3.95

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 3,735,319

 2,000,000

 3.40

 FREMF Mortgage Trust Class C, Floating Rate Note, 11/25/46 (144A)

 2,005,545

 3,612,453

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 3,494,841

 1,571,564

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32

 1,502,136

 5,552,579

 0.69

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 5,319,153

 5,866,666

 Government National Mortgage Association, 3.0%, 4/20/41

 6,031,419

 7,799,777

 Government National Mortgage Association, 4.5%, 9/20/39

 8,372,265

 4,500,000

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 4,443,007

 7,305,000

 1.95

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 7,273,090

 3,410,198

 GSR Mortgage Loan Trust 2004-15F, 6.0%, 12/26/34

 3,499,918

 3,404,363

 2.86

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 3,426,264

 204,341

 2.74

 HarborView Mortgage Loan Trust 2004-1, Floating Rate Note, 4/19/34

 203,393

 2,780,974

 1.06

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 2,656,699

 2,512,415

 1.22

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 2,394,837

 1,649,004

 1.82

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 1,481,802

 2,063,620

 2.91

 IndyMac INDX Mortgage Loan Trust 2005-AR3, Floating Rate Note, 4/25/35

 1,932,574

 6,944,736

 3.17

 Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)

 6,903,550

 1,003,844

 0.74

 JP Morgan Alternative Loan Trust, Floating Rate Note, 1/25/36

 925,041

 4,000,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 3,837,895

 3,187,692

 0.69

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)

 3,148,284

 2,392,000

 5.56

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6, Floating Rate Note, 4/15/43

 2,400,746

 1,300,000

 5.73

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, Floating Rate Note, 11/15/43 (144A)

 1,385,051

 5,200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/17/46

 5,537,445

 4,000,000

 3.98

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)

 4,051,434

 3,212,779

 3.50

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-A5, Floating Rate Note, 7/25/20

 3,285,581

 10,620,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46

 10,841,279

 4,800,000

 1.68

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5, Floating Rate Note, 7/15/31 (144A)

 4,780,560

 6,750,000

 2.03

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 6,677,249

 1,699,225

 3.00

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 1,661,502

 17,789,017

 2.50

 JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)

 17,625,910

 5,678,159

 3.50

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 5,714,539

 4,083,280

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 4,128,682

 1,779,631

 4.00

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 1,847,548

 1,806,787

 3.00

 JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)

 1,830,783

 5,506,289

 3.19

 JP Morgan Mortgage Trust 2014-IVR3, Floating Rate Note, 9/26/44 (144A)

 5,444,391

 2,865,770

 3.50

 JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)

 2,907,444

 16,972,321

 3.00

 JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)

 16,627,771

 9,805,682

 3.50

 JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)

 9,706,909

 3,120,000

 JPMCC Re-REMIC Trust 2014-FRR1, 3.31488%, 4/27/44 (144A)

 2,995,617

 1,256,876

 2.50

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 1,298,981

 1,528,457

 0.62

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 1,448,228

 755,054

 1.17

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 751,740

 969,090

 0.44

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 911,061

 8,410,000

 3.47

 LSTAR Commercial Mortgage Trust 2015-3, Floating Rate Note, 4/22/48 (144A)

 8,161,906

 12,867,910

 2.24

 LSTAR Securities Investment Trust 2015-2, Floating Rate Note, 1/2/20 (144A)

 12,704,999

 5,000,000

 3.69

 LSTAR Securities Investment Trust 2015-4, Floating Rate Note, 4/1/20 (144A)

 4,881,250

 718,426

 2.24

 MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33

 688,411

 1,067,611

 1.32

 Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E, Floating Rate Note, 10/25/28

 927,497

 1,114,510

 1.20

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29

 967,067

 2,075,000

 Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 REMICS, 2.979%, 4/17/47

 2,116,267

 3,000,000

 2.53

 Morgan Stanley Capital I Trust 2015-XLF1, Floating Rate Note, 8/14/31 (144A)

 2,983,629

 3,997,000

 0.92

 Morgan Stanley Mortgage Loan Trust 2005-5AR, Floating Rate Note, 9/25/35

 3,620,537

 3,935,000

 0.88

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 3,418,552

 1,854,000

 1.09

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 1,485,327

 4,602,332

 2.99

 Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)

 4,527,476

 1,774,298

 2.99

 Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)

 1,724,821

 2,241,605

 1.31

 MortgageIT Trust 2005-1, Floating Rate Note, 2/25/35

 2,108,462

 5,732,482

 3.75

 New Residential Mortgage Loan Trust 2014-3, Floating Rate Note, 11/25/54 (144A)

 5,824,505

 2,089,429

 Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, 5.5%, 8/25/33 (Step)

 2,173,460

 9,702,906

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 9,518,492

 4,513,257

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 4,507,865

 7,273,000

 0.88

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35

 6,376,094

 6,674,000

 0.90

 Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 20, Floating Rate Note, 7/25/35

 5,720,436

 10,936,000

 0.91

 Opteum Mortgage Acceptance Corp Trust 2005-4, Floating Rate Note, 11/25/35

 8,874,655

 1,800,256

 ORES 2014-LV3 LLC, 3.0%, 3/27/24 (144A)

 1,797,374

 4,000,000

 2.39

 RAIT 2014-FL2 Trust, Floating Rate Note, 5/15/31 (144A)

 3,913,642

 5,196

 RALI Series 2003-QS1 Trust, 5.0%, 1/25/33

 5,184

 556,818

 RALI Series 2003-QS11 Trust, 5.25%, 6/25/33

 556,029

 2,812,146

 0.77

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 2,602,400

 292,850

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 296,173

 265,470

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 268,282

 1,230,936

 0.72

 RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34

 1,136,075

 777,190

 RCMC LLC, 5.62346%, 12/17/18 (144A)

 785,715

 824,096

 2.50

 Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)

 824,130

 2,735,500

 3.91

 Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42

 2,741,357

 8,990,021

 2.50

 Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42

 8,648,473

 5,091,707

 3.64

 Sequoia Mortgage Trust 2013-1, Floating Rate Note, 2/25/43

 5,114,993

 12,187,689

 1.87

 Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43

 11,131,266

 4,810,684

 3.53

 Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43

 4,735,681

 2,456,413

 2.33

 Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43

 2,288,550

 8,098,238

 2.50

 Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43

 7,707,563

 6,355,682

 2.50

 Sequoia Mortgage Trust 2013-5 REMICS, Floating Rate Note, 5/25/43 (144A)

 5,985,514

 5,040,051

 3.53

 Sequoia Mortgage Trust 2013-5, Floating Rate Note, 5/25/43 (144A)

 4,956,578

 16,011,224

 2.50

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43

 15,338,881

 5,907,739

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 5,772,968

 2,571,847

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 2,471,586

 3,240,018

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 3,136,742

 3,960,810

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 3,916,295

 4,583,817

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)

 4,467,117

 8,267,112

 3.50

 Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)

 8,239,988

 1,762,159

 3.00

 Sequoia Mortgage Trust, Floating Rate Note, 9/25/42

 1,715,903

 1,053,824

 2.10

 Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)

 1,052,789

 718,136

 2.93

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 712,828

 2,250,635

 2.47

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 2,224,746

 20,165

 2.59

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34

 20,224

 2,254,350

 2.59

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 2,236,556

 1,222,668

 2.43

 Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-24A, Floating Rate Note, 7/25/33

 1,202,508

 750,000

 TimberStar Trust I REMICS, 5.668%, 10/15/36 (144A)

 769,217

 6,671,000

 TimberStar Trust I, 7.5296%, 10/15/36 (144A)

 6,766,529

 4,461,000

 3.75

 Towd Point Mortgage Trust 2015-1, Floating Rate Note, 11/25/57 (144A)

 4,451,451

 4,200,000

 UBS Commercial Mortgage Trust 2012-C1, 3.4%, 5/12/45

 4,276,873

 3,715,124

 2.42

 Velocity Commercial Capital Loan Trust 2014-1, Floating Rate Note, 9/25/44 (144A)

 3,677,972

 5,565,000

 5.28

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 5,509,350

 2,274,000

 5.88

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 2,239,890

 4,800,000

 5.80

 Wells Fargo Commercial Mortgage Trust 2010-C1, Floating Rate Note, 11/18/43 (144A)

 5,141,321

 1,775,000

 4.69

 Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/17/45

 1,809,838

 3,525,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/17/50

 3,579,548

 7,000,000

 Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/17/50

 7,159,290

 4,820,528

 2.74

 Wells Fargo Mortgage Backed Securities 2005-AR7 Trust, Floating Rate Note, 5/25/35

 4,333,545

 1,200,000

 5.39

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 1,272,189

 2,885,000

 WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)

 2,999,774

 2,000,000

 5.43

 WFRBS Commercial Mortgage Trust 2011-C4, Floating Rate Note, 6/17/44 (144A)

 2,053,400

 3,450,000

 WFRBS Commercial Mortgage Trust 2014-LC14, 2.862%, 3/15/47

 3,507,151

 6,658,702

 3.50

 WinWater Mortgage Loan Trust 2015-1 REMICS, Floating Rate Note, 1/20/45 (144A)

 6,700,145

 $

 732,228,745

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $731,582,850)

 $

 732,228,745

 CORPORATE BONDS - 45.4%

 Energy - 5.8%

 Oil & Gas Drilling - 0.4%

 17,750,000

 Ensco Plc, 4.5%, 10/1/24

 $

 12,218,585

 2,250,000

 Pride International, Inc., 6.875%, 8/15/20

 2,089,134

 24,347,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 14,692,100

 $

 28,999,819

 Oil & Gas Equipment & Services - 0.1%

 79,000

 SESI LLC, 7.125%, 12/15/21

 $

 70,310

 3,825,000

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 2,687,062

 4,070,000

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,963,162

 $

 6,720,534

 Integrated Oil & Gas - 0.1%

 MXN

 14,965,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 $

 805,241

 1,395,000

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 1,427,780

 1,770,000

 Rosneft Finance SA, 7.25%, 2/2/20 (144A)

 1,869,262

 1,250,000

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,329,980

 $

 5,432,263

 Oil & Gas Exploration & Production - 1.6%

 5,785,000

 Antero Resources Corp., 5.125%, 12/1/22

 $

 4,396,600

 1,600,000

 Antero Resources Corp., 5.625%, 6/1/23 (144A)

 1,248,000

 4,665,000

 Bonanza Creek Energy, Inc., 5.75%, 2/1/23

 2,425,800

 4,655,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 4,067,306

 9,120,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 1,368,000

 5,125,000

 Concho Resources, Inc., 6.5%, 1/15/22

 4,920,000

 10,196,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 3,281,888

 4,290,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 1,424,194

 3,780,000

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 4,157,093

 155,000

 EP Energy LLC, 7.75%, 9/1/22

 79,050

 6,435,000

 EP Energy LLC, 9.375%, 5/1/20

 4,102,312

 107,000

 Freeport-McMoran Oil & Gas LLC, 6.75%, 2/1/22

 65,805

 765,000

 Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)

 823,253

 8,470,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 7,368,900

 5,768,000

 Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)

 5,537,280

 3,500,000

 KazMunayGas National Co JSC, 4.4%, 4/30/23 (144A)

 3,254,510

 4,600,000

 Linn Energy LLC, 12.0%, 12/15/20 (144A)

 2,300,000

 975,000

 Linn Energy LLC, 7.75%, 2/1/21

 141,375

 3,374,000

 Linn Energy LLC, 8.625%, 4/15/20

 577,798

 6,125,000

 Newfield Exploration Co., 5.625%, 7/1/24

 5,221,562

 5,530,000

 Noble Energy, Inc., 5.625%, 5/1/21

 5,409,374

 503,000

 Noble Energy, Inc., 5.875%, 6/1/22

 478,504

 2,100,000

 Noble Energy, Inc., 5.875%, 6/1/24

 2,009,458

 15,700,000

 Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)

 13,878,015

 3,760,000

 Pacific Exploration and Production Corp., 5.375%, 1/26/19 (144A)

 714,400

 1,200,000

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 1,146,000

 8,425,000

 PDC Energy, Inc., 7.75%, 10/15/22

 8,088,000

 9,865,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 5,327,100

 1,025,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 625,250

 1,160,000

 SM Energy Co., 5.0%, 1/15/24

 754,000

 3,905,000

 SM Energy Co., 5.625%, 6/1/25

 2,577,300

 1,080,000

 SM Energy Co., 6.5%, 1/1/23

 793,800

 3,625,000

 Swift Energy Co., 7.875%, 3/1/22 (e)

 290,000

 3,650,000

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 967,250

 9,625,000

 WPX Energy, Inc., 7.5%, 8/1/20

 7,796,250

 $

 107,615,427

 Oil & Gas Refining & Marketing - 0.5%

 7,455,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 6,485,850

 10,465,000

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 8,286,166

 3,125,000

 Reliance Holding USA, Inc., 4.5%, 10/19/20 (144A)

 3,309,522

 9,480,000

 Tesoro Corp., 5.375%, 10/1/22

 9,503,700

 4,414,000

 Valero Energy Corp., 9.375%, 3/15/19

 5,214,832

 $

 32,800,070

 Oil & Gas Storage & Transportation - 3.1%

 13,775,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 11,977,776

 1,770,000

 Buckeye Partners LP, 6.05%, 1/15/18

 1,837,471

 11,925,000

 Crestwood Midstream Partners LP, 6.25%, 4/1/23 (144A)

 8,317,688

 4,290,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 4,368,288

 11,805,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 9,030,825

 19,500,000

 Enbridge Energy Partners LP, 7.375%, 10/15/45

 18,682,502

 10,750,000

 Enterprise Products Operating LLC, 3.7%, 2/15/26

 9,642,772

 3,683,000

 8.38

 Enterprise Products Operating LLC, Floating Rate Note, 8/1/66

 3,296,285

 NOK

 33,000,000

 6.31

 Golar LNG Partners LP, Floating Rate Note, 10/12/17

 3,747,527

 18,000,000

 Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46

 13,349,016

 23,385,000

 Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45

 18,255,033

 17,410,000

 MPLX LP, 4.875%, 12/1/24 (144A)

 15,625,475

 9,425,000

 ONEOK, Inc., 6.875%, 9/30/28

 6,786,000

 18,500,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 16,149,594

 12,650,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 11,638,000

 3,155,000

 Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (144A)

 2,669,919

 2,140,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,301,133

 10,390,000

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 8,298,025

 4,320,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 3,596,400

 31,000,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 18,406,436

 8,250,000

 The Williams Companies, Inc., 7.5%, 1/15/31

 5,707,738

 8,880,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 6,288,878

 $

 199,972,781

 Coal & Consumable Fuels - 0.0%+

 1,860,000

 Alpha Natural Resources, Inc., 6.25%, 6/1/21 (e)

 $

 4,650

 Total Energy

 $

 381,545,544

 Materials - 3.3%

 Commodity Chemicals - 0.2%

 1,575,000

 Hexion, Inc., 8.875%, 2/1/18

 $

 1,110,375

 6,750,000

 Methanex Corp., 4.25%, 12/1/24

 5,984,536

 3,605,000

 NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)

 3,478,825

 3,875,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 3,322,812

 $

 13,896,548

 Diversified Chemicals - 0.3%

 1,265,000

 Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)

 $

 1,391,500

 1,265,000

 Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)

 1,364,619

 4,140,000

 Eastman Chemical Co., 4.8%, 9/1/42

 3,801,029

 EURO

 14,095,000

 Ineos Finance Plc, 4.0%, 5/1/23

 14,614,982

 EURO

 1,045,000

 PSPC Escrow Corp., 6.0%, 2/1/23 (144A)

 970,090

 $

 22,142,220

 Fertilizers & Agricultural Chemicals - 0.5%

 25,250,000

 Agrium, Inc., 5.25%, 1/15/45

 $

 23,536,888

 3,650,000

 EuroChem Mineral & Chemical Co OJSC via EuroChem Global Investments, Ltd., 5.125%, 12/12/17 (144A)

 3,659,125

 5,550,000

 Phosagro OAO via Phosagro Bond Funding, Ltd., 4.204%, 2/13/18 (144A)

 5,479,238

 $

 32,675,251

 Specialty Chemicals - 0.1%

 3,395,000

 Platform Specialty Products Corp., 6.5%, 2/1/22 (144A)

 $

 2,936,675

 1,375,000

 Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)

 1,333,750

 $

 4,270,425

 Construction Materials - 0.2%

 5,098,000

 CEMEX Espana SA, 9.875%, 4/30/19 (144A)

 $

 5,391,135

 3,400,000

 Cemex SAB de CV, 7.25%, 1/15/21 (144A)

 3,272,500

 1,900,000

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 2,107,345

 4,250,000

 Union Andina de Cementos SAA, 5.875%, 10/30/21 (144A)

 4,101,250

 $

 14,872,230

 Metal & Glass Containers - 0.4%

 1,129,412

 Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)

 $

 1,109,647

 7,250,000

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 7,467,500

 EURO

 10,958,000

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 12,433,757

 2,010,000

 Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (144A)

 2,040,150

 5,795,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

 5,838,462

 $

 28,889,516

 Paper Packaging - 0.2%

 1,824,000

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,874,160

 2,725,000

 International Paper Co., 3.8%, 1/15/26

 2,684,793

 10,035,000

 International Paper Co., 6.0%, 11/15/41

 10,523,985

 $

 15,082,938

 Diversified Metals & Mining - 0.7%

 6,230,000

 Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)

 $

 4,423,300

 8,860,000

 Freeport-McMoRan, Inc., 3.875%, 3/15/23

 5,050,200

 18,840,000

 Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)

 14,035,800

 8,500,000

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20 (144A)

 8,510,370

 3,500,000

 MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 6.625%, 10/14/22 (144A)

 3,563,000

 5,850,000

 Vedanta Resources Plc, 6.0%, 1/31/19 (144A)

 3,702,681

 4,040,000

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 2,989,398

 1,830,000

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 1,162,050

 $

 43,436,799

 Precious Metals & Minerals - 0.1%

 7,550,000

 Fresnillo Plc, 5.5%, 11/13/23 (144A)

 $

 7,587,750

 Steel - 0.3%

 3,645,000

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 $

 2,916,000

 5,175,000

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 3,816,614

 3,400,000

 Metalloinvest Finance, Ltd., 5.625%, 4/17/20 (144A)

 3,268,148

 7,000,000

 Samarco Mineracao SA, 4.125%, 11/1/22 (144A)

 2,240,000

 3,000,000

 Samarco Mineracao SA, 5.75%, 10/24/23 (144A)

 960,000

 3,875,000

 Worthington Industries, Inc., 4.55%, 4/15/26

 3,828,147

 $

 17,028,909

 Paper Products - 0.3%

 8,625,000

 Inversiones CMPC SA, 4.5%, 4/25/22 (144A)

 $

 8,399,810

 11,110,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 8,082,525

 $

 16,482,335

 Total Materials

 $

 216,364,921

 Capital Goods - 1.3%

 Aerospace & Defense - 0.1%

 1,025,000

 DynCorp International, Inc., 10.375%, 7/1/17

 $

 758,500

 2,520,000

 Huntington Ingalls Industries, Inc., 5.0%, 11/15/25 (144A)

 2,557,800

 $

 3,316,300

 Building Products - 0.6%

 9,250,000

 Building Materials Corp of America, 5.375%, 11/15/24 (144A)

 $

 9,226,875

 312,000

 Griffon Corp., 5.25%, 3/1/22

 297,570

 14,465,000

 Masco Corp., 7.125%, 3/15/20

 16,707,075

 5,975,000

 Owens Corning, 4.2%, 12/1/24

 5,815,169

 8,525,000

 5.75

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 8,951,250

 $

 40,997,939

 Construction & Engineering - 0.0%+

 3,400,000

 Empresas ICA SAB de CV, 8.375%, 7/24/17 (144A)

 $

 841,500

 6,425,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 1,365,312

 $

 2,206,812

 Industrial Conglomerates - 0.0%+

 4,200,000

 Magnesita Finance, Ltd., 8.625% (Perpetual) (144A)

 $

 2,268,000

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 1,059,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 926,625

 14,150,000

 Cummins, Inc., 5.65%, 3/1/98

 14,773,109

 1,635,000

 Meritor, Inc., 6.25%, 2/15/24

 1,397,925

 $

 17,097,659

 Industrial Machinery - 0.1%

 3,908,160

 Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (c)

 $

 2,501,222

 1,291,000

 Valmont Industries, Inc., 6.625%, 4/20/20

 1,430,367

 $

 3,931,589

 Trading Companies & Distributors - 0.2%

 3,775,000

 Aircastle, Ltd., 6.25%, 12/1/19

 $

 4,058,125

 2,900,000

 Aircastle, Ltd., 7.625%, 4/15/20

 3,262,500

 6,865,000

 GATX Corp., 6.0%, 2/15/18

 7,355,724

 $

 14,676,349

 Total Capital Goods

 $

 84,494,648

 Commercial Services & Supplies - 0.2%

 Research & Consulting Services - 0.2%

 11,320,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 10,807,928

 Total Commercial Services & Supplies

 $

 10,807,928

 Transportation - 1.2%

 Airlines - 0.8%

 1,809,223

 Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)

 $

 1,806,961

 3,124,187

 American Airlines 2013-2 Class A Pass Through Trust, 4.95%, 1/15/23

 3,296,017

 9,200,000

 American Airlines 2015-2 Class AA Pass Through Trust, 3.6%, 9/22/27

 9,292,000

 5,550,000

 American Airlines 2015-2 Class B Pass Through Trust, 4.4%, 9/22/25

 5,508,375

 230,680

 Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18

 241,060

 4,910,918

 Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24

 5,033,691

 200,000

 Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.125%, 4/29/18 (144A)

 204,000

 50,000

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)

 50,188

 1,805,256

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 1,895,519

 2,610,651

 Hawaiian Airlines 2013-1 Class A Pass Through Certificates, 3.9%, 1/15/26

 2,545,384

 16,375,000

 Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29 (144A)

 15,351,562

 3,935,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 3,112,585

 1,334,313

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 1,344,320

 $

 49,681,662

 Marine - 0.2%

 3,150,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18

 $

 1,921,500

 10,840,000

 Pelabuhan Indonesia II PT, 4.25%, 5/5/25 (144A)

 9,629,714

 $

 11,551,214

 Trucking - 0.1%

 1,602,000

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 1,617,035

 4,200,000

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 4,324,282

 6,691,455

 Inversiones Alsacia SA, 8.0%, 12/31/18 (144A)

 1,472,120

 2,050,000

 Transnet SOC, Ltd., 4.0%, 7/26/22 (144A)

 1,807,854

 $

 9,221,291

 Airport Services - 0.0%+

 3,375,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 3,383,438

 Highways & Railtracks - 0.1%

 MXN

 87,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $

 4,891,166

 Total Transportation

 $

 78,728,771

 Consumer Durables & Apparel - 0.7%

 Home Furnishings - 0.0%+

 3,450,000

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 3,493,077

 Homebuilding - 0.4%

 2,630,000

 Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (144A)

 $

 2,432,750

 295,000

 Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)

 284,306

 6,230,000

 CalAtlantic Group, Inc., 5.375%, 10/1/22

 6,261,150

 3,140,000

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 47,100

 3,865,000

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A)

 57,975

 7,780,000

 DR Horton, Inc., 5.75%, 8/15/23

 8,293,480

 5,985,000

 KB Home, 7.625%, 5/15/23

 5,910,188

 1,500,000

 KB Home, Inc., 8.0%, 3/15/20

 1,625,625

 3,270,000

 Toll Brothers Finance Corp., 4.875%, 11/15/25

 3,212,775

 $

 28,125,349

 Household Appliances - 0.1%

 6,885,000

 Arcelik AS, 5.0%, 4/3/23 (144A)

 $

 6,276,531

 Housewares & Specialties - 0.2%

 9,539,000

 Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)

 $

 10,302,120

 Total Consumer Durables & Apparel

 $

 48,197,077

 Consumer Services - 1.0%

 Casinos & Gaming - 0.5%

 EURO

 2,655,410

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $

 2,901,131

 120,000

 International Game Technology, 7.5%, 6/15/19

 128,376

 27,873

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK)

 139

 11,815,000

 MGM Resorts International, 6.0%, 3/15/23

 11,726,388

 18,000,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 12,780,000

 6,551,000

 Wynn Macau Ltd., 5.25%, 10/15/21 (144A)

 5,764,880

 $

 33,300,914

 Education Services - 0.4%

 5,600,000

 President and Fellows of Harvard College, 2.3%, 10/1/23

 $

 5,292,263

 14,800,000

 Tufts University, 5.017%, 4/15/12

 15,227,468

 5,100,000

 William Marsh Rice University, 4.626%, 5/15/63

 5,348,559

 $

 25,868,290

 Specialized Consumer Services - 0.1%

 3,322,000

 Service Corp. International United States, 8.0%, 11/15/21

 $

 3,903,350

 525,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 477,750

 $

 4,381,100

 Total Consumer Services

 $

 63,550,304

 Media - 0.9%

 Cable & Satellite - 0.9%

 23,530,000

 CCO Safari II LLC, 6.384%, 10/23/35 (144A)

 $

 23,773,088

 26,995,000

 DIRECTV Holdings LLC, 3.95%, 1/15/25

 26,611,941

 4,005,000

 Globo Comunicacao e Participacoes SA, 4.843%, 6/8/25 (Step) (144A)

 3,604,500

 5,350,000

 Numericable-SFR SAS, 6.0%, 5/15/22 (144A)

 5,189,500

 $

 59,179,029

 Total Media

 $

 59,179,029

 Retailing - 0.7%

 Catalog Retail - 0.3%

 18,100,000

 QVC, Inc., 4.45%, 2/15/25

 $

 16,786,537

 Internet Retail - 0.3%

 9,810,000

 Expedia, Inc., 4.5%, 8/15/24

 $

 9,468,122

 7,110,000

 Expedia, Inc., 5.95%, 8/15/20

 7,757,821

 $

 17,225,943

 Computer & Electronics Retail - 0.0%+

 1,995,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $

 1,690,762

 Specialty Stores - 0.1%

 5,420,000

 Outerwall, Inc., 6.0%, 3/15/19

 $

 4,823,800

 Automotive Retail - 0.0%+

 3,955,000

 DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)

 $

 3,519,950

 Total Retailing

 $

 44,046,992

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 5,300,251

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 5,704,729

 958,378

 CVS Pass-Through Trust, 6.036%, 12/10/28

 1,052,478

 $

 6,757,207

 Food Retail - 0.0%+

 391,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 351,900

 282,000

 Darling Ingredients, Inc., 5.375%, 1/15/22

 277,770

 $

 629,670

 Total Food & Staples Retailing

 $

 7,386,877

 Food, Beverage & Tobacco - 1.7%

 Distillers & Vintners - 0.0%+

 2,560,000

 Constellation Brands, Inc., 4.75%, 11/15/24

 $

 2,611,200

 Agricultural Products - 0.2%

 12,880,000

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 10,948,000

 Packaged Foods & Meats - 1.3%

 50,000

 Agrokor dd, 8.875%, 2/1/20 (144A)

 $

 53,125

 3,500,000

 BRF SA, 3.95%, 5/22/23 (144A)

 3,158,750

 6,385,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A) (e)

 3,000,950

 EURO

 4,485,000

 Darling Global Finance BV, 4.75%, 5/30/22

 4,701,588

 9,641,000

 Grupo Bimbo SAB de CV, 3.875%, 6/27/24 (144A)

 9,369,972

 4,600,000

 JBS Investments GmbH, 7.75%, 10/28/20 (144A)

 4,416,000

 2,235,000

 JBS USA LLC, 5.75%, 6/15/25 (144A)

 1,944,450

 4,650,000

 JBS USA LLC, 8.25%, 2/1/20 (144A)

 4,650,000

 15,910,000

 Marfrig Holdings Europe BV, 6.875%, 6/24/19 (144A)

 14,199,675

 4,150,000

 Marfrig Holdings Europe BV, 8.375%, 5/9/18 (144A)

 3,984,000

 3,750,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 3,675,000

 10,800,000

 MHP SA, 8.25%, 4/2/20 (144A)

 9,342,000

 5,000,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,050,000

 9,770,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

 9,183,800

 6,890,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

 7,027,800

 3,500,000

 Post Holdings, Inc., 7.75%, 3/15/24 (144A)

 3,666,250

 $

 87,423,360

 Tobacco - 0.2%

 10,630,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $

 7,813,050

 4,700,000

 Reynolds American, Inc., 3.75%, 5/20/23

 4,689,218

 $

 12,502,268

 Total Food, Beverage & Tobacco

 $

 113,484,828

 Health Care Equipment & Services - 0.4%

 Health Care Supplies - 0.1%

 3,700,000

 Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)

 $

 3,737,000

 Health Care Services - 0.1%

 2,500,000

 MEDNAX, Inc., 5.25%, 12/1/23 (144A)

 $

 2,512,500

 Health Care Facilities - 0.1%

 3,800,000

 HCA, Inc., 6.5%, 2/15/20

 $

 4,140,100

 5,070,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 4,208,100

 171,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 160,526

 $

 8,508,726

 Managed Health Care - 0.1%

 8,895,000

 Molina Healthcare, Inc., 5.375%, 11/15/22 (144A)

 $

 8,895,000

 Total Health Care Equipment & Services

 $

 23,653,226

 Pharmaceuticals, Biotechnology & Life Sciences - 0.7%

 Biotechnology - 0.4%

 7,650,000

 Biogen, Inc., 3.625%, 9/15/22

 $

 7,734,731

 9,150,000

 Biogen, Inc., 4.05%, 9/15/25

 9,191,523

 10,275,000

 Gilead Sciences, Inc., 4.6%, 9/1/35

 10,447,959

 $

 27,374,213

 Pharmaceuticals - 0.3%

 8,169,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 $

 8,005,620

 1,975,000

 Endo, Ltd., 6.0%, 2/1/25 (144A)

 1,945,375

 EURO

 3,000,000

 Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23

 2,825,664

 3,850,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 3,436,125

 $

 16,212,784

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 43,586,997

 Banks - 5.9%

 Diversified Banks - 5.3%

 8,110,000

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 8,138,807

 6,400,000

 7.38

 Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)

 6,865,760

 10,210,000

 6.88

 Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)

 11,052,325

 5,000,000

 Banco Nacional de Costa Rica, 4.875%, 11/1/18 (144A)

 4,962,500

 2,400,000

 6.38

 Banco Santander SA, Floating Rate Note (Perpetual)

 2,280,000

 18,775,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 19,784,156

 20,050,000

 6.25

 Bank of America Corp., Floating Rate Note, 9/29/49

 20,100,125

 2,500,000

 BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)

 2,468,750

 23,300,000

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 24,698,000

 2,270,000

 5.35

 BBVA Bancomer SA Texas, Floating Rate Note, 11/12/29 (144A)

 2,224,600

 16,875,000

 BNP Paribas SA, 4.375%, 9/28/25 (144A)

 16,526,059

 6,000,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 5,895,000

 15,280,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 14,951,480

 10,025,000

 7.88

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 10,250,562

 24,675,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 24,255,525

 24,000,000

 Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22 (144A)

 23,981,064

 24,604,000

 6.50

 ING Groep NV, Floating Rate Note, 12/29/49

 24,035,032

 INR

 208,750,000

 Inter-American Development Bank, 6.0%, 9/5/17

 3,107,607

 NZD

 11,030,000

 International Bank for Reconstruction & Development, 4.625%, 10/6/21

 7,862,730

 3,925,000

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 4,452,096

 16,850,000

 7.70

 Intesa Sanpaolo S.p.A., Floating Rate Note (Perpetual) (144A)

 17,165,938

 11,800,000

 Macquarie Bank, Ltd., 4.875%, 6/10/25 (144A)

 11,646,081

 17,800,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 18,233,786

 4,000,000

 4.00

 Oversea-Chinese Banking Corp, Ltd., Floating Rate Note, 10/15/24 (144A)

 4,069,420

 13,500,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 14,056,875

 6,500,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 6,873,750

 1,026,316

 3.26

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,025,688

 11,145,000

 4.50

 Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)

 10,699,200

 18,802,000

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 18,087,486

 4,200,000

 VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)

 3,990,000

 555,000

 5.88

 Wells Fargo & Company, Floating Rate Note (Perpetual)

 584,138

 $

 344,324,540

 Regional Banks - 0.3%

 6,843,000

 Banco Internacional del Peru SAA Panama, 5.75%, 10/7/20 (144A)

 $

 7,304,902

 1,500,000

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,679,146

 10,812,000

 6.75

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 11,501,265

 660,000

 5.57

 Wachovia Capital Trust III, Floating Rate Note (Perpetual)

 635,745

 $

 21,121,058

 Thrifts & Mortgage Finance - 0.3%

 12,500,000

 Alfa Bank AO Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)

 $

 12,702,125

 843,000

 Alfa Bank AO Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)

 883,447

 RUB

 246,800,000

 Alfa Bank AO Via Alfa Bond Issuance Plc, 8.625%, 4/26/16 (144A)

 3,337,334

 $

 16,922,906

 Total Banks

 $

 382,368,504

 Diversified Financials - 5.8%

 Other Diversified Financial Services - 1.6%

 18,835,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 20,005,350

 INR

 1,260,600,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 19,007,990

 6,250,000

 Fixed Income Trust Series 2013-A, 10/15/97 (Step) (144A) (c)(d)

 4,374,148

 2,550,000

 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)

 2,585,504

 NZD

 15,300,000

 JPMorgan Chase & Co., 4.25%, 11/2/18

 10,564,953

 31,786,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 34,646,740

 5,300,000

 SUAM Finance BV, 4.875%, 4/17/24 (144A)

 5,379,500

 5,351,000

 0.00

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (c)

 4,926,474

 2,200,000

 Vnesheconombank Via VEB Finance Plc, 5.942%, 11/21/23 (144A)

 2,054,272

 $

 103,544,931

 Multi-Sector Holdings - 0.3%

 4,710,000

 GrupoSura Finance SA, 5.7%, 5/18/21 (144A)

 $

 4,916,062

 11,820,000

 IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)

 13,250,811

 $

 18,166,873

 Specialized Finance - 0.7%

 3,200,000

 Aviation Capital Group Corp., 4.625%, 1/31/18 (144A)

 $

 3,264,000

 12,763,000

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 14,294,560

 7,180,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 7,054,350

 12,855,000

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 14,108,504

 1,750,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 1,741,250

 4,183,000

 Fly Leasing, Ltd., 6.75%, 12/15/20

 4,286,948

 4,695,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 4,061,175

 $

 48,810,787

 Consumer Finance - 1.0%

 3,500,000

 Ally Financial, Inc., 3.6%, 5/21/18

 $

 3,500,000

 1,750,000

 Ally Financial, Inc., 4.625%, 3/30/25

 1,728,125

 7,185,000

 Ally Financial, Inc., 5.75%, 11/20/25

 7,274,812

 18,800,000

 5.55

 Capital One Financial Corp., Floating Rate Note (Perpetual)

 18,706,000

 INR

 358,950,000

 International Finance Corp., 6.3%, 11/25/24

 5,063,282

 INR

 1,036,140,000

 International Finance Corp., 7.75%, 12/3/16

 15,708,396

 INR

 1,040,880,000

 International Finance Corp., 8.25%, 6/10/21

 16,474,575

 $

 68,455,190

 Asset Management & Custody Banks - 1.0%

 7,925,000

 Blackstone Holdings Finance Co LLC, 5.0%, 6/15/44 (144A)

 $

 8,091,290

 10,425,000

 Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)

 12,317,961

 19,000

 Eaton Vance Corp., 6.5%, 10/2/17

 20,288

 21,530,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 22,446,231

 6,310,000

 Legg Mason, Inc., 5.625%, 1/15/44

 6,267,767

 10,150,000

 Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)

 8,558,257

 5,450,000

 4.50

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 4,986,750

 $

 62,688,544

 Investment Banking & Brokerage - 1.0%

 5,945,000

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 6,561,425

 7,750,000

 Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)

 8,649,860

 13,200,000

 Morgan Stanley, 4.1%, 5/22/23

 13,334,653

 4,400,000

 Morgan Stanley, 4.875%, 11/1/22

 4,669,509

 1,750,000

 5.55

 Morgan Stanley, Floating Rate Note (Perpetual)

 1,750,000

 NZD

 13,855,000

 The Goldman Sachs Group, Inc., 5.2%, 12/17/19

 9,780,353

 16,775,000

 UBS AG, 7.625%, 8/17/22

 19,123,500

 $

 63,869,300

 Diversified Capital Markets - 0.2%

 14,275,000

 2.01

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 $

 14,263,309

 Total Diversified Financials

 $

 379,798,934

 Insurance - 7.2%

 Insurance Brokers - 0.3%

 16,900,000

 Brown & Brown, Inc., 4.2%, 9/15/24

 $

 16,687,990

 Life & Health Insurance - 0.6%

 11,240,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 $

 11,492,900

 5,969,000

 8.88

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 6,715,125

 7,575,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 7,874,212

 3,470,000

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 4,290,235

 GBP

 1,263,147

 TIG FINCO Plc, 8.75%, 4/2/20

 1,638,008

 GBP

 222,908

 8.50

 TIG FINCO Plc, Floating Rate Note, 3/2/20 (144A)

 336,853

 5,025,000

 5.65

 Voya Financial, Inc., Floating Rate Note, 5/15/53

 4,949,625

 $

 37,296,958

 Multi-line Insurance - 0.5%

 10,060,000

 AXA SA, 8.6%, 12/15/30

 $

 13,518,115

 11,050,000

 Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)

 13,639,081

 3,800,000

 Liberty Mutual Insurance Co., 8.5%, 5/15/25 (144A)

 4,720,295

 $

 31,877,491

 Property & Casualty Insurance - 0.8%

 10,110,000

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 11,753,411

 6,100,000

 6.75

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 6,109,150

 3,400,000

 9.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 3,413,260

 8,965,000

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 9,010,757

 4,700,000

 The Allstate Corp., 5.95%, 4/1/36

 5,666,748

 12,600,000

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 14,277,199

 $

 50,230,525

 Reinsurance - 5.0%

 3,350,000

 3.66

 Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)

 $

 3,375,795

 2,200,000

 6.12

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 2,253,020

 8,128,729

 Altair Re, Variable Rate Notes, 6/30/16 (f)(g)

 569,011

 5,287,778

 Altair Re, Variable Rate Notes, 6/30/17 (f)(g)

 6,272,362

 2,133,500

 Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 2,322,955

 500,000

 3.52

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 509,050

 2,753,000

 Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Note, 1/22/16 (f)(g)

 3,211,374

 5,650,000

 4.56

 Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 5,634,745

 4,433,000

 5.25

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 4,431,227

 5,300,000

 6.99

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 5,420,310

 10,280,000

 Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 11,960,780

 3,189,193

 Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (f)(g)

 3,187,917

 850,000

 9.23

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 859,860

 7,200,000

 Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (f)(g)

 7,740,000

 7,100,000

 10.22

 Everglades Re, Ltd., Floating Rate Note, 3/28/16 (Cat Bond) (144A)

 7,212,890

 11,510,100

 Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (f)(g)

 12,600,106

 2,550,000

 Fairfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/2/16 (f)(g)

 2,550,000

 6,150,000

 7.41

 Galileo Re, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 6,193,050

 3,900,000

 2.20

 Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)

 3,871,920

 16,776,500

 Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (f)(g)

 19,093,335

 2,943,500

 Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (f)(g)

 3,500,116

 500,000

 4.56

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 504,400

 3,350,000

 4.08

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 3,371,440

 6,190,000

 3.74

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 6,132,433

 1,300,000

 4.49

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 1,282,840

 925,000

 4.74

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 919,358

 2,260,378

 Lahinch Re, Variable Rate Notes, 6/15/16 (f)(g)

 2,283,660

 12,050,000

 4.30

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 12,105,430

 5,950,000

 3.75

 Longpoint Re, Ltd. III, Floating Rate Note, 5/23/18 (Cat Bond) (144A)

 6,010,095

 5,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 6,242,880

 3,800,000

 2.00

 Merna Re V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 3,791,640

 5,825,133

 Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (f)(g)

 6,549,780

 14,100,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 16,399,710

 14,520,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)

 15,385,392

 11,730,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)(g)

 211,140

 7,017,560

 PI-1, Series C - 2014 (Kane SAC Ltd.), Variable Rate Notes, 7/7/16 (f)(g)

 7,034,402

 3,554,000

 Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (f)(g)

 3,967,330

 1,000,000

 3.71

 Queen City Re, Floating Rate Note, 1/6/19 (Cat Bond) (144A)

 988,100

 2,300,000

 4.75

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,313,570

 4,500,000

 8.25

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 4,582,800

 250,000

 5.30

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 248,500

 3,500,000

 2.99

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 3,418,100

 7,650,000

 4.00

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 7,627,815

 3,000,000

 3.49

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 2,975,100

 3,500,000

 4.05

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 3,490,900

 3,500,000

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f)(g)

 3,516,450

 20,917

 Sector Re V, Ltd., Variable Rate Notes, 12/1/18 (144A) (f)(g)

 90,652

 21,907

 Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (f)(g)

 703,353

 2,500,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)(g)

 2,999,500

 4,700,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)(g)

 5,268,230

 3,270

 Sector Re V, Ltd., Variable Rate Notes, 3/30/19  (144A) (f)(g)

 33,505

 3,500,000

 Silverton Re, Ltd., Variable Rate Notes, 9/16/16 (144A) (f)(g)

 32,900

 4,500,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f)(g)

 5,805,000

 4,500,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f)(g)

 4,500,000

 7,246,500

 St. Andrews Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/16 (f)(g)

 8,157,385

 14,500,000

 8.66

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 14,803,050

 JPY

 603,196,780

 Tralee Segregated Account (Kane SAC Ltd.), Variable Rate Note 7/15/17 (f)(g)

 5,011,752

 6,010,717

 Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (f)(g)

 6,549,878

 2,024,000

 Turnberry Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/15/16 (f)(g)

 2,061,849

 12,033,893

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/17 (f)(g)

 14,055,587

 18,400,000

 0.00

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 18,547,200

 2,200,000

 2.75

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 2,211,880

 800,000

 2.50

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 804,320

 950,000

 1.75

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 938,315

 6,215,000

 5.88

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 6,520,716

 $

 333,218,160

 Total Insurance

 $

 469,311,124

 Real Estate - 1.5%

 Diversified REIT - 0.1%

 7,300,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 $

 7,305,344

 530,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 527,350

 $

 7,832,694

 Office REIT - 0.6%

 100,000

 Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20

 $

 98,309

 4,802,000

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 4,742,666

 11,010,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 11,422,258

 9,060,000

 Highwoods Realty LP, 3.625%, 1/15/23

 8,777,527

 11,130,000

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 10,436,334

 $

 35,477,094

 Healthcare REIT - 0.1%

 3,370,000

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 $

 3,717,194

 3,150,000

 Welltower, Inc., 5.25%, 1/15/22

 3,407,075

 $

 7,124,269

 Residential REIT - 0.2%

 13,058,000

 UDR, Inc., 4.0%, 10/1/25

 $

 13,182,377

 Specialized REIT - 0.5%

 7,000,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 6,615,000

 3,205,000

 CubeSmart LP, 4.8%, 7/15/22

 3,412,931

 9,205,000

 DuPont Fabros Technology LP, 5.875%, 9/15/21

 9,573,200

 5,075,000

 Equinix, Inc., 5.375%, 1/1/22

 5,201,875

 6,275,000

 Equinix, Inc., 5.75%, 1/1/25

 6,416,188

 2,575,000

 Equinix, Inc., 5.875%, 1/15/26

 2,652,250

 $

 33,871,444

 Real Estate Operating Companies - 0.0%+

 50,000

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $

 49,500

 Total Real Estate

 $

 97,537,378

 Software & Services - 0.3%

 Data Processing & Outsourced Services - 0.2%

 13,230,000

 Audatex North America, Inc., 6.0%, 6/15/21 (144A)

 $

 13,329,225

 Home Entertainment Software - 0.1%

 6,015,000

 Activision Blizzard, Inc., 5.625%, 9/15/21 (144A)

 $

 6,300,712

 Total Software & Services

 $

 19,629,937

 Technology Hardware & Equipment - 0.5%

 Communications Equipment - 0.0%+

 1,500,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 1,425,000

 Computer Hardware Storage & Peripherals - 0.2%

 10,635,000

 NCR Corp., 6.375%, 12/15/23

 $

 10,475,475

 Electronic Manufacturing Services - 0.3%

 4,615,000

 Flextronics International, Ltd., 4.625%, 2/15/20

 $

 4,771,610

 15,200,000

 Flextronics International, Ltd., 5.0%, 2/15/23

 15,409,000

 $

 20,180,610

 Total Technology Hardware & Equipment

 $

 32,081,085

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductors - 0.6%

 4,215,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

 $

 2,739,750

 55,254

 LDK Solar Co., Ltd., 5.535%, 12/31/18

 8,288

 25,090,000

 Intel Corp., 4.9%, 7/29/45

 26,519,177

 14,145,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 12,695,138

 $

 41,962,353

 Total Semiconductors & Semiconductor Equipment

 $

 41,962,353

 Telecommunication Services - 2.8%

 Integrated Telecommunication Services - 1.9%

 7,100,000

 AT&T, Inc., 4.75%, 5/15/46

 $

 6,500,732

 4,100,000

 CenturyLink, Inc., 6.45%, 6/15/21

 3,997,500

 3,510,000

 CenturyLink, Inc., 7.6%, 9/15/39

 2,685,150

 3,100,000

 CenturyLink, Inc., 7.65%, 3/15/42

 2,371,500

 7,371,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 7,536,848

 285,000

 Frontier Communications Corp., 10.5%, 9/15/22 (144A)

 283,931

 1,535,000

 Frontier Communications Corp., 7.125%, 1/15/23

 1,323,938

 9,555,000

 Frontier Communications Corp., 8.5%, 4/15/20

 9,578,888

 10,355,000

 Frontier Communications Corp., 8.75%, 4/15/22

 9,578,375

 285,000

 Frontier Communications Corp., 8.875%, 9/15/20 (144A)

 288,562

 11,000,000

 GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)

 10,667,140

 3,052,412

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 3,061,081

 4,200,000

 Level 3 Financing, Inc., 5.375%, 1/15/24 (144A)

 4,221,000

 3,200,000

 Ooredoo International Finance, Ltd., 3.875%, 1/31/28 (144A)

 3,035,226

 EURO

 2,625,000

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 2,942,722

 9,215,000

 Verizon Communications, Inc., 5.012%, 8/21/54

 8,437,171

 25,616,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 30,411,571

 9,870,000

 Windstream Services LLC, 6.375%, 8/1/23

 7,106,400

 8,680,000

 Windstream Services LLC, 7.75%, 10/15/20

 7,312,900

 $

 121,340,635

 Wireless Telecommunication Services - 0.9%

 3,750,000

 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)

 $

 3,699,975

 6,850,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 7,322,797

 3,135,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 3,419,203

 7,680,000

 Digicel, Ltd., 6.0%, 4/15/21 (144A)

 6,470,400

 9,950,000

 SBA Tower Trust, 3.869%, 10/15/49 (144A)

 9,831,129

 10,375,000

 Sprint Corp., 7.25%, 9/15/21

 7,830,012

 4,150,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,326,375

 4,915,000

 T-Mobile USA, Inc., 6.625%, 11/15/20

 5,109,093

 11,600,000

 VimpelCom Holdings BV, 7.5043%, 3/1/22 (144A)

 11,600,000

 RUB

 193,400,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

 2,508,256

 $

 62,117,240

 Total Telecommunication Services

 $

 183,457,875

 Utilities - 2.8%

 Electric Utilities - 1.7%

 6,625,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

 $

 6,293,750

 5,720,000

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)

 6,769,849

 23,175,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 22,676,274

 5,285,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 4,967,900

 9,485,000

 Empresa Electrica Angamos SA, 4.875%, 5/25/29 (144A)

 8,461,445

 215,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 232,297

 10,830,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 12,332,662

 310,652

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 304,439

 5,000,000

 Israel Electric Corp., Ltd., 5.625%, 6/21/18 (144A)

 5,265,400

 4,150,000

 Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)

 4,331,770

 2,725,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 3,020,150

 1,330,000

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 1,620,605

 85,000

 Nevada Power Co., 6.5%, 8/1/18

 94,332

 3,725,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 4,168,476

 8,675,000

 6.25

 Southern California Edison Co., Floating Rate Note (Perpetual)

 9,557,681

 10,935,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 8,201,250

 9,570,000

 Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)

 6,316,200

 6,140,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 4,896,650

 $

 109,511,130

 Gas Utilities - 0.1%

 3,975,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 2,414,105

 1,965,000

 Nakilat, Inc., 6.067%, 12/31/33 (144A)

 2,157,570

 3,714,151

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 4,087,423

 $

 8,659,098

 Multi-Utilities - 0.3%

 18,225,000

 Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54

 $

 17,932,507

 2,474,139

 Ormat Funding Corp., 8.25%, 12/30/20

 2,474,139

 $

 20,406,646

 Independent Power Producers & Energy Traders - 0.7%

 10,000,000

 AES Corp., 5.5%, 4/15/25

 $

 8,825,000

 1,218,079

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 1,304,865

 6,100,000

 Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (144A)

 4,575,000

 8,380,000

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 8,348,575

 2,560,308

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 2,701,125

 7,725,000

 NRG Energy, Inc., 6.25%, 5/1/24

 6,490,545

 2,496,953

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,871,448

 7,850,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 7,426,100

 4,130,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)

 3,417,575

 $

 45,960,233

 Total Utilities

 $

 184,537,107

 TOTAL CORPORATE BONDS

 (Cost $3,131,205,986)

 $

 2,965,711,439

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.7%

 4,451,524

 Fannie Mae, 3.5%, 11/1/40

 $

 4,603,331

 1,745,954

 Fannie Mae, 3.5%, 11/1/42

 1,804,212

 807,119

 Fannie Mae, 3.5%, 11/1/42

 836,073

 382,411

 Fannie Mae, 3.5%, 11/1/42

 396,136

 1,102,916

 Fannie Mae, 3.5%, 11/1/42

 1,142,499

 37,862

 Fannie Mae, 3.5%, 12/1/42

 39,221

 1,483,026

 Fannie Mae, 3.5%, 12/1/42

 1,536,249

 1,647,010

 Fannie Mae, 3.5%, 6/1/42

 1,702,756

 18,921,440

 Fannie Mae, 3.5%, 8/1/42

 19,552,094

 36,448,202

 Fannie Mae, 3.5%, 8/1/42

 37,671,411

 1,013,349

 Fannie Mae, 4.0%, 1/1/42

 1,075,081

 2,800,315

 Fannie Mae, 4.0%, 1/1/42

 2,970,797

 88,331

 Fannie Mae, 4.0%, 1/1/45

 93,506

 43,205

 Fannie Mae, 4.0%, 1/1/45

 45,745

 5,052,119

 Fannie Mae, 4.0%, 10/1/43

 5,377,168

 92,256

 Fannie Mae, 4.0%, 10/1/44

 97,657

 658,177

 Fannie Mae, 4.0%, 10/1/44

 696,705

 210,386

 Fannie Mae, 4.0%, 10/1/44

 222,702

 194,183

 Fannie Mae, 4.0%, 10/1/44

 205,550

 23,279

 Fannie Mae, 4.0%, 10/1/44

 24,641

 674,395

 Fannie Mae, 4.0%, 10/1/44

 714,174

 2,423,432

 Fannie Mae, 4.0%, 11/1/41

 2,570,977

 15,096

 Fannie Mae, 4.0%, 11/1/41

 15,990

 747,571

 Fannie Mae, 4.0%, 11/1/42

 792,282

 7,648,401

 Fannie Mae, 4.0%, 11/1/43

 8,126,397

 2,661,738

 Fannie Mae, 4.0%, 11/1/43

 2,839,524

 181,001

 Fannie Mae, 4.0%, 11/1/44

 191,596

 232,187

 Fannie Mae, 4.0%, 11/1/44

 245,778

 308,835

 Fannie Mae, 4.0%, 11/1/44

 326,914

 639,766

 Fannie Mae, 4.0%, 11/1/44

 677,217

 691,773

 Fannie Mae, 4.0%, 11/1/44

 732,268

 517,910

 Fannie Mae, 4.0%, 11/1/44

 548,228

 69,824

 Fannie Mae, 4.0%, 12/1/23

 73,911

 17,066

 Fannie Mae, 4.0%, 12/1/30

 18,218

 5,463,468

 Fannie Mae, 4.0%, 12/1/40

 5,849,549

 20,593,188

 Fannie Mae, 4.0%, 12/1/41

 21,846,982

 5,884,146

 Fannie Mae, 4.0%, 12/1/41

 6,242,440

 85,786

 Fannie Mae, 4.0%, 12/1/41

 90,862

 13,505

 Fannie Mae, 4.0%, 12/1/42

 14,329

 1,415,423

 Fannie Mae, 4.0%, 12/1/43

 1,505,087

 140,120

 Fannie Mae, 4.0%, 12/1/44

 148,354

 2,630,436

 Fannie Mae, 4.0%, 2/1/42

 2,790,702

 2,787,407

 Fannie Mae, 4.0%, 2/1/44

 2,971,148

 4,473,004

 Fannie Mae, 4.0%, 2/1/44

 4,762,347

 260,130

 Fannie Mae, 4.0%, 4/1/41

 276,955

 2,319,104

 Fannie Mae, 4.0%, 4/1/42

 2,459,741

 3,505,249

 Fannie Mae, 4.0%, 4/1/42

 3,718,586

 334,856

 Fannie Mae, 4.0%, 5/1/42

 355,256

 11,069,565

 Fannie Mae, 4.0%, 5/1/44

 11,717,549

 238,855

 Fannie Mae, 4.0%, 6/1/42

 253,139

 1,211,473

 Fannie Mae, 4.0%, 6/1/44

 1,282,390

 2,246

 Fannie Mae, 4.0%, 7/1/18

 2,342

 227,230

 Fannie Mae, 4.0%, 7/1/42

 241,101

 1,271,493

 Fannie Mae, 4.0%, 7/1/44

 1,345,923

 19,118,586

 Fannie Mae, 4.0%, 7/1/44

 20,237,739

 15,586,729

 Fannie Mae, 4.0%, 8/1/42

 16,546,228

 4,310,291

 Fannie Mae, 4.0%, 8/1/43

 4,562,604

 4,076,688

 Fannie Mae, 4.0%, 8/1/43

 4,338,975

 744,019

 Fannie Mae, 4.0%, 8/1/44

 787,572

 9,020,125

 Fannie Mae, 4.0%, 8/1/44

 9,557,530

 779,793

 Fannie Mae, 4.0%, 9/1/37

 827,365

 218,458

 Fannie Mae, 4.0%, 9/1/44

 231,246

 3,661,907

 Fannie Mae, 4.5%, 11/1/40

 3,963,262

 5,914,965

 Fannie Mae, 4.5%, 11/1/43

 6,388,324

 3,430,512

 Fannie Mae, 4.5%, 11/1/43

 3,752,842

 1,163,107

 Fannie Mae, 4.5%, 11/1/43

 1,267,163

 17,426,493

 Fannie Mae, 4.5%, 12/1/40

 18,859,331

 37,199

 Fannie Mae, 4.5%, 12/1/41

 40,262

 2,938,109

 Fannie Mae, 4.5%, 12/1/41

 3,178,692

 8,954,969

 Fannie Mae, 4.5%, 2/1/44

 9,671,611

 197,727

 Fannie Mae, 4.5%, 3/1/35

 214,598

 1,006,539

 Fannie Mae, 4.5%, 3/1/41

 1,089,257

 1,148,918

 Fannie Mae, 4.5%, 3/1/41

 1,242,171

 8,340

 Fannie Mae, 4.5%, 4/1/41

 9,029

 4,901,204

 Fannie Mae, 4.5%, 5/1/41

 5,293,434

 16,103,879

 Fannie Mae, 4.5%, 7/1/41

 17,514,998

 3,760,517

 Fannie Mae, 4.5%, 7/1/41

 4,069,385

 225,133

 Fannie Mae, 4.5%, 8/1/40

 243,656

 19,570,239

 Fannie Mae, 4.5%, 8/1/41

 21,164,685

 819,415

 Fannie Mae, 4.5%, 9/1/41

 886,593

 10,544,267

 Fannie Mae, 4.5%, 9/1/43

 11,393,581

 1,792,909

 Fannie Mae, 5.0%, 1/1/39

 1,971,944

 32,035,851

 Fannie Mae, 5.0%, 1/1/45

 35,234,871

 767,701

 Fannie Mae, 5.0%, 10/1/40

 851,259

 41,782,211

 Fannie Mae, 5.0%, 11/1/44

 46,064,328

 239,262

 Fannie Mae, 5.0%, 2/1/22

 256,817

 10,218

 Fannie Mae, 5.0%, 4/1/22

 10,733

 578,193

 Fannie Mae, 5.0%, 5/1/38

 635,930

 577,662

 Fannie Mae, 5.0%, 5/1/41

 636,775

 93,224

 Fannie Mae, 5.0%, 6/1/22

 97,405

 28,904

 Fannie Mae, 5.0%, 6/1/22

 31,116

 5,180,764

 Fannie Mae, 5.0%, 6/1/35

 5,718,242

 2,978,946

 Fannie Mae, 5.0%, 6/1/40

 3,285,274

 512,294

 Fannie Mae, 5.0%, 6/1/40

 563,963

 1,192,655

 Fannie Mae, 5.0%, 7/1/35

 1,315,042

 3,073,169

 Fannie Mae, 5.0%, 7/1/35

 3,389,097

 1,144,016

 Fannie Mae, 5.0%, 7/1/39

 1,258,255

 653,446

 Fannie Mae, 5.0%, 7/1/39

 719,825

 1,197,837

 Fannie Mae, 5.0%, 7/1/39

 1,317,450

 2,269,329

 Fannie Mae, 5.0%, 7/1/40

 2,503,249

 599,220

 Fannie Mae, 5.0%, 7/1/41

 659,056

 1,908,888

 Fannie Mae, 5.0%, 8/1/35

 2,105,468

 15,756,883

 Fannie Mae, 5.0%, 9/1/43

 17,331,011

 223,021

 Fannie Mae, 5.5%, 12/1/35

 250,367

 6,232

 Fannie Mae, 5.5%, 2/1/33

 6,659

 388,445

 Fannie Mae, 5.5%, 3/1/21

 414,989

 93,822

 Fannie Mae, 5.5%, 3/1/36

 105,609

 128,314

 Fannie Mae, 5.5%, 4/1/34

 144,306

 90,727

 Fannie Mae, 5.5%, 4/1/36

 101,020

 36,841

 Fannie Mae, 5.5%, 5/1/33

 41,415

 25,025

 Fannie Mae, 5.5%, 6/1/33

 28,132

 59,857

 Fannie Mae, 5.5%, 7/1/33

 67,296

 12,600

 Fannie Mae, 6.0%, 1/1/33

 14,387

 86,747

 Fannie Mae, 6.0%, 1/1/34

 98,842

 2,863

 Fannie Mae, 6.0%, 10/1/32

 3,256

 5,769

 Fannie Mae, 6.0%, 11/1/32

 6,510

 56,123

 Fannie Mae, 6.0%, 12/1/32

 64,007

 97,666

 Fannie Mae, 6.0%, 12/1/33

 111,362

 228,749

 Fannie Mae, 6.0%, 12/1/37

 258,850

 1,714

 Fannie Mae, 6.0%, 3/1/32

 1,958

 7,048

 Fannie Mae, 6.0%, 3/1/33

 8,048

 7,610

 Fannie Mae, 6.0%, 3/1/33

 8,591

 324,659

 Fannie Mae, 6.0%, 4/1/38

 367,409

 83,983

 Fannie Mae, 6.0%, 5/1/33

 94,774

 251,022

 Fannie Mae, 6.0%, 6/1/37

 283,396

 19,053

 Fannie Mae, 6.0%, 7/1/17

 19,376

 131,185

 Fannie Mae, 6.0%, 7/1/38

 148,455

 13,481

 Fannie Mae, 6.5%, 10/1/32

 15,406

 3,682

 Fannie Mae, 6.5%, 11/1/32

 4,208

 1,150

 Fannie Mae, 6.5%, 2/1/32

 1,359

 3,673

 Fannie Mae, 6.5%, 3/1/32

 4,197

 330

 Fannie Mae, 6.5%, 4/1/29

 377

 1,318

 Fannie Mae, 6.5%, 5/1/31

 1,506

 268

 Fannie Mae, 6.5%, 6/1/31

 306

 2,764

 Fannie Mae, 6.5%, 8/1/32

 3,221

 429

 Fannie Mae, 7.0%, 2/1/29

 503

 1,193

 Fannie Mae, 7.0%, 5/1/28

 1,380

 592

 Fannie Mae, 7.0%, 7/1/31

 629

 889

 Fannie Mae, 7.5%, 1/1/28

 989

 1,000,005

 Federal Home Loan Mortgage Corp., 2.5%, 1/1/30

 1,010,611

 578,455

 Federal Home Loan Mortgage Corp., 2.5%, 4/1/30

 584,598

 2,617,986

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 2,700,221

 8,326,208

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 8,761,379

 670,631

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/44

 690,921

 545,051

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/45

 563,062

 6,045,003

 Federal Home Loan Mortgage Corp., 4.0%, 12/1/44

 6,395,099

 847,766

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/44

 899,546

 10,755,741

 Federal Home Loan Mortgage Corp., 4.0%, 5/1/44

 11,371,860

 14,937,408

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 15,792,951

 1,786,484

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,895,208

 1,905,342

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 2,021,202

 1,403,085

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 1,488,389

 535,216

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 577,662

 806,756

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/43

 871,534

 1,090,260

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 1,176,047

 2,789,983

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/43

 3,004,521

 47,133

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/44

 50,920

 130,907

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/44

 141,342

 1,898,376

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 2,047,667

 200,286

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/41

 216,458

 93,887

 Federal Home Loan Mortgage Corp., 4.5%, 9/1/43

 101,350

 54,351

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 59,974

 7,611,925

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/39

 8,340,804

 357,330

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 383,655

 265,302

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/34

 292,553

 247,362

 Federal Home Loan Mortgage Corp., 5.0%, 4/1/23

 265,858

 47,668

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 52,494

 211,998

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 232,449

 604,100

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 659,487

 426,638

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 465,744

 2,459

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 2,464

 4,153,264

 Federal Home Loan Mortgage Corp., 5.5%, 6/1/41

 4,617,903

 84,630

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 95,066

 76,748

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 87,708

 9,335

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/37

 10,484

 101,526

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 115,026

 190,104

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/37

 214,319

 9,650

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 10,840

 15,748

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 17,698

 64,679

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 66,199

 156,955

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 176,178

 166,576

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 190,163

 2,320

 Federal Home Loan Mortgage Corp., 6.5%, 9/1/32

 2,642

 21,077

 Federal National Mortgage Association, 4.0%, 2/1/44

 22,318

 770,672

 Federal National Mortgage Association, 5.0%, 12/1/41

 851,231

 34,025,000

 Government National Mortgage Association I, 3.5%, 1/21/16

 35,398,593

 15,018,492

 Government National Mortgage Association I, 3.5%, 10/15/44

 15,639,214

 766,707

 Government National Mortgage Association I, 3.5%, 10/15/44

 798,407

 13,078,536

 Government National Mortgage Association I, 3.5%, 7/15/42

 13,620,504

 13,459,392

 Government National Mortgage Association I, 3.5%, 9/15/44

 14,015,676

 19,811

 Government National Mortgage Association I, 4.0%, 1/15/40

 21,033

 12,304

 Government National Mortgage Association I, 4.0%, 1/15/41

 13,059

 72,042

 Government National Mortgage Association I, 4.0%, 1/15/41

 76,513

 64,315

 Government National Mortgage Association I, 4.0%, 1/15/41

 68,260

 19,413

 Government National Mortgage Association I, 4.0%, 1/15/42

 20,604

 1,717,976

 Government National Mortgage Association I, 4.0%, 1/15/42

 1,834,330

 2,214,082

 Government National Mortgage Association I, 4.0%, 1/15/45

 2,354,112

 2,658,874

 Government National Mortgage Association I, 4.0%, 1/15/45

 2,826,097

 2,789,312

 Government National Mortgage Association I, 4.0%, 1/15/45

 2,964,732

 292,630

 Government National Mortgage Association I, 4.0%, 1/15/45

 310,537

 1,834,860

 Government National Mortgage Association I, 4.0%, 1/15/45

 1,947,443

 38,562

 Government National Mortgage Association I, 4.0%, 10/15/40

 40,927

 18,609

 Government National Mortgage Association I, 4.0%, 10/15/40

 19,758

 134,914

 Government National Mortgage Association I, 4.0%, 10/15/40

 143,231

 13,796

 Government National Mortgage Association I, 4.0%, 10/15/41

 14,641

 12,502

 Government National Mortgage Association I, 4.0%, 10/15/41

 13,271

 207,599

 Government National Mortgage Association I, 4.0%, 10/15/41

 220,364

 27,880

 Government National Mortgage Association I, 4.0%, 10/15/41

 29,598

 19,117

 Government National Mortgage Association I, 4.0%, 10/15/41

 20,288

 37,928

 Government National Mortgage Association I, 4.0%, 10/15/42

 40,249

 7,839

 Government National Mortgage Association I, 4.0%, 10/15/43

 8,319

 10,124

 Government National Mortgage Association I, 4.0%, 10/15/43

 10,745

 1,660,829

 Government National Mortgage Association I, 4.0%, 10/15/44

 1,762,646

 113,598

 Government National Mortgage Association I, 4.0%, 10/15/44

 120,748

 357,766

 Government National Mortgage Association I, 4.0%, 10/15/44

 379,769

 19,652

 Government National Mortgage Association I, 4.0%, 11/15/40

 20,854

 80,331

 Government National Mortgage Association I, 4.0%, 11/15/40

 85,258

 289,573

 Government National Mortgage Association I, 4.0%, 11/15/40

 307,423

 784,389

 Government National Mortgage Association I, 4.0%, 11/15/40

 832,391

 71,610

 Government National Mortgage Association I, 4.0%, 11/15/41

 76,543

 16,550

 Government National Mortgage Association I, 4.0%, 11/15/41

 17,574

 25,536

 Government National Mortgage Association I, 4.0%, 11/15/41

 27,105

 267,937

 Government National Mortgage Association I, 4.0%, 11/15/41

 284,413

 16,651

 Government National Mortgage Association I, 4.0%, 11/15/42

 17,673

 16,860

 Government National Mortgage Association I, 4.0%, 11/15/43

 17,985

 104,284

 Government National Mortgage Association I, 4.0%, 11/15/44

 110,830

 26,885

 Government National Mortgage Association I, 4.0%, 11/15/44

 28,692

 499,103

 Government National Mortgage Association I, 4.0%, 11/15/44

 530,654

 1,754,355

 Government National Mortgage Association I, 4.0%, 11/15/44

 1,864,821

 89,090

 Government National Mortgage Association I, 4.0%, 11/15/44

 94,557

 16,888

 Government National Mortgage Association I, 4.0%, 12/15/40

 17,927

 1,831,981

 Government National Mortgage Association I, 4.0%, 12/15/40

 1,945,073

 14,531

 Government National Mortgage Association I, 4.0%, 12/15/40

 15,436

 163,021

 Government National Mortgage Association I, 4.0%, 12/15/40

 173,101

 25,360

 Government National Mortgage Association I, 4.0%, 12/15/41

 26,926

 18,258

 Government National Mortgage Association I, 4.0%, 12/15/41

 19,384

 26,514

 Government National Mortgage Association I, 4.0%, 12/15/41

 28,144

 695,752

 Government National Mortgage Association I, 4.0%, 12/15/44

 742,600

 151,198

 Government National Mortgage Association I, 4.0%, 12/15/44

 160,474

 1,159,755

 Government National Mortgage Association I, 4.0%, 12/15/44

 1,232,851

 250,257

 Government National Mortgage Association I, 4.0%, 12/15/44

 265,587

 20,148

 Government National Mortgage Association I, 4.0%, 12/15/44

 21,400

 686,322

 Government National Mortgage Association I, 4.0%, 12/15/44

 728,435

 1,410,611

 Government National Mortgage Association I, 4.0%, 2/15/41

 1,497,787

 29,330

 Government National Mortgage Association I, 4.0%, 2/15/41

 31,141

 26,162

 Government National Mortgage Association I, 4.0%, 2/15/42

 27,767

 20,160

 Government National Mortgage Association I, 4.0%, 2/15/42

 21,394

 334,125

 Government National Mortgage Association I, 4.0%, 2/15/42

 354,572

 344,494

 Government National Mortgage Association I, 4.0%, 2/15/42

 365,609

 14,945

 Government National Mortgage Association I, 4.0%, 2/15/42

 15,862

 360,206

 Government National Mortgage Association I, 4.0%, 2/15/44

 384,700

 149,257

 Government National Mortgage Association I, 4.0%, 2/15/45

 158,428

 3,033,460

 Government National Mortgage Association I, 4.0%, 2/15/45

 3,219,597

 441,077

 Government National Mortgage Association I, 4.0%, 2/15/45

 468,142

 424,034

 Government National Mortgage Association I, 4.0%, 2/15/45

 449,990

 374,955

 Government National Mortgage Association I, 4.0%, 2/15/45

 398,648

 1,704,315

 Government National Mortgage Association I, 4.0%, 2/15/45

 1,808,612

 211,484

 Government National Mortgage Association I, 4.0%, 2/15/45

 224,433

 12,897

 Government National Mortgage Association I, 4.0%, 3/15/39

 13,693

 113,030

 Government National Mortgage Association I, 4.0%, 3/15/41

 120,076

 160,538

 Government National Mortgage Association I, 4.0%, 3/15/44

 170,386

 5,259,849

 Government National Mortgage Association I, 4.0%, 3/15/44

 5,582,647

 8,826,762

 Government National Mortgage Association I, 4.0%, 3/15/44

 9,368,328

 283,308

 Government National Mortgage Association I, 4.0%, 3/15/44

 302,263

 909,567

 Government National Mortgage Association I, 4.0%, 3/15/44

 965,678

 307,273

 Government National Mortgage Association I, 4.0%, 3/15/44

 326,095

 254,533

 Government National Mortgage Association I, 4.0%, 3/15/44

 270,204

 2,588,708

 Government National Mortgage Association I, 4.0%, 3/15/45

 2,747,556

 17,447

 Government National Mortgage Association I, 4.0%, 4/15/39

 18,516

 20,288

 Government National Mortgage Association I, 4.0%, 4/15/39

 21,532

 305,985

 Government National Mortgage Association I, 4.0%, 4/15/40

 324,748

 32,362

 Government National Mortgage Association I, 4.0%, 4/15/41

 34,352

 3,205,834

 Government National Mortgage Association I, 4.0%, 4/15/43

 3,402,017

 19,931

 Government National Mortgage Association I, 4.0%, 4/15/43

 21,154

 2,659,627

 Government National Mortgage Association I, 4.0%, 4/15/44

 2,822,492

 1,208,323

 Government National Mortgage Association I, 4.0%, 4/15/44

 1,282,715

 30,050

 Government National Mortgage Association I, 4.0%, 4/15/44

 31,899

 330,754

 Government National Mortgage Association I, 4.0%, 4/15/44

 351,048

 406,992

 Government National Mortgage Association I, 4.0%, 4/15/45

 431,966

 18,781

 Government National Mortgage Association I, 4.0%, 5/15/41

 19,938

 419,017

 Government National Mortgage Association I, 4.0%, 5/15/41

 444,741

 158,823

 Government National Mortgage Association I, 4.0%, 5/15/41

 168,680

 2,247,623

 Government National Mortgage Association I, 4.0%, 5/15/42

 2,385,496

 288,808

 Government National Mortgage Association I, 4.0%, 5/15/43

 306,544

 197,116

 Government National Mortgage Association I, 4.0%, 5/15/43

 209,179

 19,256

 Government National Mortgage Association I, 4.0%, 5/15/43

 20,640

 658,184

 Government National Mortgage Association I, 4.0%, 5/15/44

 698,568

 259,756

 Government National Mortgage Association I, 4.0%, 5/15/44

 275,652

 404,653

 Government National Mortgage Association I, 4.0%, 5/15/45

 429,793

 38,344

 Government National Mortgage Association I, 4.0%, 6/15/40

 40,708

 13,738

 Government National Mortgage Association I, 4.0%, 6/15/41

 14,581

 17,918

 Government National Mortgage Association I, 4.0%, 6/15/41

 19,025

 4,959,523

 Government National Mortgage Association I, 4.0%, 6/15/41

 5,264,994

 567,547

 Government National Mortgage Association I, 4.0%, 6/15/42

 602,279

 220,155

 Government National Mortgage Association I, 4.0%, 6/15/42

 233,661

 191,946

 Government National Mortgage Association I, 4.0%, 6/15/42

 203,736

 162,853

 Government National Mortgage Association I, 4.0%, 6/15/43

 172,819

 28,566

 Government National Mortgage Association I, 4.0%, 7/15/39

 30,318

 674,501

 Government National Mortgage Association I, 4.0%, 7/15/40

 715,778

 394,732

 Government National Mortgage Association I, 4.0%, 7/15/41

 418,897

 30,252

 Government National Mortgage Association I, 4.0%, 7/15/41

 32,131

 218,563

 Government National Mortgage Association I, 4.0%, 7/15/41

 232,098

 98,916

 Government National Mortgage Association I, 4.0%, 7/15/41

 104,998

 26,408

 Government National Mortgage Association I, 4.0%, 7/15/41

 28,049

 323,844

 Government National Mortgage Association I, 4.0%, 7/15/41

 343,807

 261,454

 Government National Mortgage Association I, 4.0%, 7/15/43

 278,863

 85,461

 Government National Mortgage Association I, 4.0%, 7/15/45

 91,256

 516,964

 Government National Mortgage Association I, 4.0%, 8/15/40

 551,041

 345,159

 Government National Mortgage Association I, 4.0%, 8/15/40

 366,327

 10,514

 Government National Mortgage Association I, 4.0%, 8/15/41

 11,159

 172,825

 Government National Mortgage Association I, 4.0%, 8/15/41

 183,482

 26,233

 Government National Mortgage Association I, 4.0%, 8/15/41

 27,842

 3,606

 Government National Mortgage Association I, 4.0%, 8/15/41

 3,827

 237,226

 Government National Mortgage Association I, 4.0%, 8/15/43

 253,044

 1,171,929

 Government National Mortgage Association I, 4.0%, 8/15/43

 1,243,825

 2,807,572

 Government National Mortgage Association I, 4.0%, 8/15/44

 2,980,288

 248,612

 Government National Mortgage Association I, 4.0%, 8/15/44

 264,077

 46,977

 Government National Mortgage Association I, 4.0%, 8/15/44

 49,865

 301,584

 Government National Mortgage Association I, 4.0%, 8/15/44

 320,646

 757,756

 Government National Mortgage Association I, 4.0%, 8/15/44

 805,691

 3,072,727

 Government National Mortgage Association I, 4.0%, 8/15/44

 3,261,261

 124,026

 Government National Mortgage Association I, 4.0%, 9/15/40

 131,616

 1,480,897

 Government National Mortgage Association I, 4.0%, 9/15/41

 1,571,543

 521,979

 Government National Mortgage Association I, 4.0%, 9/15/41

 554,418

 16,961

 Government National Mortgage Association I, 4.0%, 9/15/41

 18,005

 157,500

 Government National Mortgage Association I, 4.0%, 9/15/41

 167,213

 74,994

 Government National Mortgage Association I, 4.0%, 9/15/41

 79,584

 11,626

 Government National Mortgage Association I, 4.0%, 9/15/41

 12,337

 17,023

 Government National Mortgage Association I, 4.0%, 9/15/41

 18,072

 14,965

 Government National Mortgage Association I, 4.0%, 9/15/41

 15,888

 31,087

 Government National Mortgage Association I, 4.0%, 9/15/43

 32,990

 297,978

 Government National Mortgage Association I, 4.0%, 9/15/43

 316,246

 207,385

 Government National Mortgage Association I, 4.0%, 9/15/43

 220,076

 347,606

 Government National Mortgage Association I, 4.0%, 9/15/44

 368,934

 2,726,449

 Government National Mortgage Association I, 4.0%, 9/15/44

 2,893,733

 2,846,681

 Government National Mortgage Association I, 4.0%, 9/15/44

 3,021,717

 7,577,378

 Government National Mortgage Association I, 4.0%, 9/15/44

 8,042,305

 6,572,328

 Government National Mortgage Association I, 4.0%, 9/15/44

 6,986,628

 18,956

 Government National Mortgage Association I, 4.0%, 9/15/44

 20,148

 757,188

 Government National Mortgage Association I, 4.0%, 9/15/44

 804,228

 329,497

 Government National Mortgage Association I, 4.0%, 9/15/44

 349,749

 2,115,196

 Government National Mortgage Association I, 4.0%, 9/15/44

 2,248,254

 1,555,292

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,650,638

 1,252,770

 Government National Mortgage Association I, 4.0%, 9/15/44

 1,329,636

 287,705

 Government National Mortgage Association I, 4.0%, 9/15/44

 305,393

 152,250

 Government National Mortgage Association I, 4.0%, 9/15/44

 161,567

 429,589

 Government National Mortgage Association I, 4.0%, 9/15/44

 456,766

 159,860

 Government National Mortgage Association I, 4.0%, 9/15/44

 169,648

 279,209

 Government National Mortgage Association I, 4.0%, 9/15/45

 297,041

 856,873

 Government National Mortgage Association I, 4.5%, 1/15/40

 937,011

 178,407

 Government National Mortgage Association I, 4.5%, 10/15/33

 194,015

 2,572,129

 Government National Mortgage Association I, 4.5%, 11/15/40

 2,782,382

 24,802

 Government National Mortgage Association I, 4.5%, 12/15/34

 26,873

 2,451,619

 Government National Mortgage Association I, 4.5%, 3/15/38

 2,653,200

 134,502

 Government National Mortgage Association I, 4.5%, 4/15/35

 145,793

 94,736

 Government National Mortgage Association I, 4.5%, 4/15/35

 102,190

 1,672,687

 Government National Mortgage Association I, 4.5%, 6/15/40

 1,807,306

 2,020,770

 Government National Mortgage Association I, 4.5%, 6/15/41

 2,181,471

 2,574,265

 Government National Mortgage Association I, 4.5%, 6/15/41

 2,780,434

 785,016

 Government National Mortgage Association I, 4.5%, 7/15/41

 847,642

 5,127,409

 Government National Mortgage Association I, 4.5%, 8/15/41

 5,528,728

 251,453

 Government National Mortgage Association I, 4.5%, 9/15/33

 274,648

 568,268

 Government National Mortgage Association I, 4.5%, 9/15/40

 619,988

 86,870

 Government National Mortgage Association I, 5.0%, 10/15/18

 91,235

 15,795

 Government National Mortgage Association I, 5.0%, 10/15/18

 16,590

 146,699

 Government National Mortgage Association I, 5.0%, 6/15/21

 154,736

 567,426

 Government National Mortgage Association I, 5.0%, 9/15/33

 632,182

 663,600

 Government National Mortgage Association I, 5.125%, 10/15/38

 739,658

 211,615

 Government National Mortgage Association I, 5.5%, 1/15/34

 239,012

 139,467

 Government National Mortgage Association I, 5.5%, 1/15/35

 157,007

 24,147

 Government National Mortgage Association I, 5.5%, 10/15/19

 25,218

 233,273

 Government National Mortgage Association I, 5.5%, 10/15/19

 244,593

 283,545

 Government National Mortgage Association I, 5.5%, 10/15/34

 321,353

 593

 Government National Mortgage Association I, 5.5%, 12/15/18

 594

 154,263

 Government National Mortgage Association I, 5.5%, 12/15/35

 171,632

 467,153

 Government National Mortgage Association I, 5.5%, 2/15/35

 525,569

 145,234

 Government National Mortgage Association I, 5.5%, 2/15/35

 161,586

 17

 Government National Mortgage Association I, 5.5%, 2/15/37

 19

 5,216

 Government National Mortgage Association I, 5.5%, 3/15/17

 5,245

 128,125

 Government National Mortgage Association I, 5.5%, 3/15/37

 143,481

 124,394

 Government National Mortgage Association I, 5.5%, 3/15/37

 138,399

 281,427

 Government National Mortgage Association I, 5.5%, 3/15/37

 313,114

 188,656

 Government National Mortgage Association I, 5.5%, 4/15/34

 214,526

 132,852

 Government National Mortgage Association I, 5.5%, 6/15/35

 149,734

 115,484

 Government National Mortgage Association I, 5.5%, 7/15/33

 131,355

 308,250

 Government National Mortgage Association I, 5.5%, 7/15/34

 350,217

 67,623

 Government National Mortgage Association I, 5.5%, 8/15/19

 70,366

 56,578

 Government National Mortgage Association I, 5.5%, 9/15/19

 58,646

 175,427

 Government National Mortgage Association I, 5.5%, 9/15/19

 182,704

 70,014

 Government National Mortgage Association I, 5.5%, 9/15/19

 72,746

 281,910

 Government National Mortgage Association I, 5.75%, 10/15/38

 315,068

 72,629

 Government National Mortgage Association I, 5.75%, 10/15/38

 81,576

 17,825

 Government National Mortgage Association I, 6.0%, 1/15/17

 17,944

 27,983

 Government National Mortgage Association I, 6.0%, 1/15/33

 31,399

 119,806

 Government National Mortgage Association I, 6.0%, 1/15/33

 137,594

 56,130

 Government National Mortgage Association I, 6.0%, 1/15/34

 64,812

 74,535

 Government National Mortgage Association I, 6.0%, 10/15/33

 83,612

 433,310

 Government National Mortgage Association I, 6.0%, 10/15/37

 490,100

 6,231

 Government National Mortgage Association I, 6.0%, 11/15/16

 6,286

 1,317

 Government National Mortgage Association I, 6.0%, 11/15/18

 1,320

 228,735

 Government National Mortgage Association I, 6.0%, 11/15/33

 257,058

 120,647

 Government National Mortgage Association I, 6.0%, 2/15/33

 139,392

 93,188

 Government National Mortgage Association I, 6.0%, 2/15/33

 107,621

 84,234

 Government National Mortgage Association I, 6.0%, 3/15/33

 98,709

 11,360

 Government National Mortgage Association I, 6.0%, 3/15/33

 13,004

 53,491

 Government National Mortgage Association I, 6.0%, 3/15/33

 61,770

 123

 Government National Mortgage Association I, 6.0%, 5/15/16

 123

 158,486

 Government National Mortgage Association I, 6.0%, 5/15/33

 182,330

 42,666

 Government National Mortgage Association I, 6.0%, 5/15/33

 47,867

 439,402

 Government National Mortgage Association I, 6.0%, 5/15/33

 508,555

 42,280

 Government National Mortgage Association I, 6.0%, 6/15/17

 43,083

 17,185

 Government National Mortgage Association I, 6.0%, 6/15/17

 17,474

 89,237

 Government National Mortgage Association I, 6.0%, 6/15/33

 103,084

 252,566

 Government National Mortgage Association I, 6.0%, 6/15/33

 293,835

 61,778

 Government National Mortgage Association I, 6.0%, 7/15/17

 63,026

 48,756

 Government National Mortgage Association I, 6.0%, 7/15/17

 49,689

 184,396

 Government National Mortgage Association I, 6.0%, 7/15/33

 214,634

 77,846

 Government National Mortgage Association I, 6.0%, 7/15/33

 89,703

 586,480

 Government National Mortgage Association I, 6.0%, 7/15/38

 662,735

 124

 Government National Mortgage Association I, 6.0%, 8/15/16

 124

 179,601

 Government National Mortgage Association I, 6.0%, 8/15/32

 207,241

 13,174

 Government National Mortgage Association I, 6.0%, 9/15/19

 13,207

 106,748

 Government National Mortgage Association I, 6.0%, 9/15/33

 120,750

 54,387

 Government National Mortgage Association I, 6.0%, 9/15/33

 61,791

 11,018

 Government National Mortgage Association I, 6.5%, 1/15/29

 12,606

 5,247

 Government National Mortgage Association I, 6.5%, 10/15/31

 6,003

 3,777

 Government National Mortgage Association I, 6.5%, 10/15/31

 4,321

 14,244

 Government National Mortgage Association I, 6.5%, 10/15/32

 16,297

 59,976

 Government National Mortgage Association I, 6.5%, 11/15/32

 70,660

 343

 Government National Mortgage Association I, 6.5%, 12/15/31

 406

 4,150

 Government National Mortgage Association I, 6.5%, 2/15/32

 4,819

 2,079

 Government National Mortgage Association I, 6.5%, 3/15/32

 2,379

 1,970

 Government National Mortgage Association I, 6.5%, 5/15/29

 2,268

 21,371

 Government National Mortgage Association I, 6.5%, 5/15/32

 24,451

 3,787

 Government National Mortgage Association I, 6.5%, 6/15/32

 4,332

 3,208

 Government National Mortgage Association I, 6.5%, 6/15/32

 3,670

 4,929

 Government National Mortgage Association I, 6.5%, 7/15/32

 5,640

 8,742

 Government National Mortgage Association I, 6.5%, 7/15/32

 10,020

 23,160

 Government National Mortgage Association I, 6.5%, 7/15/35

 26,498

 3,126

 Government National Mortgage Association I, 6.5%, 8/15/32

 3,576

 36,619

 Government National Mortgage Association I, 6.5%, 8/15/32

 41,897

 3,198

 Government National Mortgage Association I, 6.5%, 8/15/32

 3,659

 70,746

 Government National Mortgage Association I, 6.5%, 9/15/32

 80,943

 41,076

 Government National Mortgage Association I, 6.5%, 9/15/32

 46,996

 609

 Government National Mortgage Association I, 7.0%, 5/15/29

 689

 448

 Government National Mortgage Association I, 7.0%, 5/15/29

 501

 1,483

 Government National Mortgage Association I, 7.0%, 5/15/31

 1,647

 967

 Government National Mortgage Association I, 7.0%, 6/15/29

 990

 8,793

 Government National Mortgage Association I, 7.0%, 8/15/29

 9,024

 109

 Government National Mortgage Association I, 7.5%, 8/15/29

 110

 2,705,627

 Government National Mortgage Association II, 3.5%, 3/20/45

 2,825,991

 3,221,948

 Government National Mortgage Association II, 3.5%, 4/20/45

 3,369,153

 1,230,568

 Government National Mortgage Association II, 3.5%, 4/20/45

 1,284,828

 13,024,855

 Government National Mortgage Association II, 3.5%, 8/20/45

 13,597,839

 10,158,316

 Government National Mortgage Association II, 4.0%, 10/20/44

 10,793,987

 542,795

 Government National Mortgage Association II, 4.5%, 1/20/35

 587,818

 1,035,637

 Government National Mortgage Association II, 4.5%, 12/20/34

 1,123,111

 518,137

 Government National Mortgage Association II, 4.5%, 3/20/35

 561,033

 6,066,610

 Government National Mortgage Association II, 4.5%, 9/20/41

 6,608,443

 10,626

 Government National Mortgage Association II, 5.5%, 10/20/37

 11,751

 154,964

 Government National Mortgage Association II, 5.5%, 3/20/34

 172,894

 214,200

 Government National Mortgage Association II, 6.0%, 10/20/33

 241,638

 64,083

 Government National Mortgage Association II, 6.0%, 5/20/32

 73,665

 306

 Government National Mortgage Association II, 6.5%, 1/20/28

 356

 5,016

 Government National Mortgage Association II, 7.0%, 1/20/29

 5,957

 178,368,824

 U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24

 169,401,696

 126,417,902

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 110,250,190

 $

 1,092,302,202

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,093,639,332)

 $

 1,092,302,202

 FOREIGN GOVERNMENT BONDS - 5.9%

 10,915,000

 Africa Finance Corp., 4.375%, 4/29/20 (144A)

 $

 10,945,344

 AUD

 86,500,000

 Australia Government Bond, 3.25%, 4/21/25

 65,192,919

 17,900,000

 Brazil Minas SPE via State of Minas Gerais, 5.333%, 2/15/28 (144A)

 13,469,750

 CNY

 62,500,000

 China Government Bond, 3.0%, 11/21/19

 9,310,434

 CNY

 42,500,000

 China Government Bond, 3.38%, 11/21/24

 6,363,450

 7,900,000

 Croatia Government International Bond, 5.5%, 4/4/23 (144A)

 8,020,080

 4,865,000

 Ivory Coast Government International Bond, 6.375%, 3/3/28 (144A)

 4,427,539

 4,385,000

 Kenya Government International Bond, 5.875%, 6/24/19 (144A)

 4,132,862

 MXN

 272,040,000

 Mexican Bonos, 6.5%, 6/9/22

 16,269,889

 MXN

 46,890,000

 Mexican Bonos, 7.5%, 6/3/27

 2,958,431

 MXN

 328,735,003

 Mexican Udibonos, 2.0%, 6/9/22

 17,857,963

 MXN

 238,747,294

 Mexican Udibonos, 3.5%, 12/14/17

 14,298,389

 9,860,000

 Namibia International Bonds, 5.25%, 10/29/25 (144A)

 9,169,800

 NZD

 47,070,000

 New Zealand Government Bond, 4.5%, 4/15/27

 34,809,618

 NOK

 63,500,000

 Norway Government Bond, 2.0%, 5/24/23

 7,517,491

 NOK

 610,000,000

 Norway Government Bond, 4.25%, 5/19/17

 72,105,254

 NOK

 118,980,000

 Norway Government Bond, 4.5%, 5/22/19

 15,095,373

 3,603,460

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 3,549,408

 1,541,000

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 1,537,148

 AUD

 20,665,000

 Queensland Treasury Corp., 5.5%, 6/21/21

 17,139,269

 RON

 41,660,000

 Romania Government Bond, 5.85%, 4/26/23

 11,549,110

 RON

 17,400,000

 Romania Government Bond, 5.95%, 6/11/21

 4,835,579

 RUB

 2,007,676,000

 Russian Federal Bond - OFZ, 7.0%, 8/16/23

 23,769,396

 RUB

 25,000

 Russian Federal Bond - OFZ, 7.6%, 7/20/22

 310

 9,470,000

 Sri Lanka Government International Bond, 6.85%, 11/3/25 (144A)

 8,920,522

 5,135,000

 Zambia Government International Bond, 5.375%, 9/20/22 (144A)

 3,705,416

 $

 386,950,744

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $445,633,505)

 $

 386,950,744

 MUNICIPAL BONDS - 3.1% (h)

 Municipal Airport - 0.1%

 3,450,000

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 3,595,418

 Municipal Development - 0.7%

 7,050,000

 5.90

 Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38

 $

 7,594,754

 7,370,000

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32

 7,985,690

 19,893,000

 New Jersey Economic Development Authority, 2/15/18 (d)

 18,689,076

 8,470,000

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 8,585,361

 3,700,000

 Selma Industrial Development Board, 6.25%, 11/1/33

 4,281,233

 $

 47,136,114

 Municipal Education - 0.0%+

 2,300,000

 Amherst College, 3.794%, 11/1/42

 $

 2,185,550

 Municipal General - 1.0%

 17,600,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 18,319,136

 4,480,000

 JobsOhio Beverage System, 4.532%, 1/1/35

 4,740,960

 10,540,000

 New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41

 11,415,136

 4,585,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 5,050,882

 9,165,000

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 10,066,378

 7,500,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/31

 8,190,750

 7,500,000

 Virginia Commonwealth Transportation Board, 4.0%, 5/15/32

 8,149,875

 $

 65,933,117

 Higher Municipal Education - 0.4%

 4,550,000

 Baylor University, 4.313%, 3/1/42

 $

 4,584,034

 4,550,000

 Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32

 6,314,945

 4,025,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 4,923,819

 2,550,000

 Permanent University Fund, 5.0%, 7/1/30

 3,100,545

 2,210,000

 The University of Texas System, 5.0%, 8/15/43

 2,552,992

 2,800,000

 University of Southern California, 5.25%, 10/1/11

 3,164,812

 $

 24,641,147

 Municipal Medical - 0.3%

 3,700,000

 Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41

 $

 4,258,441

 6,550,000

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 7,581,822

 2,075,000

 Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41

 2,381,062

 4,250,000

 New Hampshire Health and Education Facilities Authority Act, 6.5%, 1/1/41

 4,942,325

 $

 19,163,650

 Municipal Pollution - 0.4%

 4,450,000

 5.20

 Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28

 $

 4,535,440

 15,970,000

 Port Freeport Texas, 5.95%, 5/15/33

 17,534,741

 1,400,000

 4.90

 The Industrial Development Authority of the County of Yavapai, Floating Rate Note, 3/1/28

 1,420,384

 $

 23,490,565

 Municipal Transportation - 0.0%+

 2,620,000

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 $

 2,494,659

 Municipal Obligation - 0.2%

 5,440,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/43

 $

 5,779,402

 5,240,000

 Washington Suburban Sanitary Commission, 4.0%, 6/1/44

 5,562,941

 $

 11,342,343

 TOTAL MUNICIPAL BONDS

 (Cost $184,563,052)

 $

 199,982,563

 SENIOR FLOATING RATE LOAN INTERESTS - 9.6%**

 Energy - 0.1%

 Oil & Gas Drilling - 0.0%+

 4,030,522

 6.00

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 1,605,490

 Integrated Oil & Gas - 0.0%+

 1,007,347

 4.50

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 1,004,828

 Oil & Gas Exploration & Production - 0.1%

 3,656,667

 3.50

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 $

 2,879,625

 Oil & Gas Refining & Marketing - 0.0%+

 1,903,136

 3.75

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 10/3/21

 $

 1,910,273

 Coal & Consumable Fuels - 0.0%+

 1,135,833

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 244,204

 1,392,235

 8.15

 Long Haul Holdings, Ltd., Facility B Loan, 11/17/13

 299,330

 $

 543,534

 Total Energy

 $

 7,943,750

 Materials - 0.9%

 Commodity Chemicals - 0.0%+

 1,712,164

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 1,527,036

 Diversified Chemicals - 0.0%+

 557,986

 4.25

 OXEA Sarl, Tranche B-2 Term Loan (First Lien), 1/15/20

 $

 539,154

 Fertilizers & Agricultural Chemicals - 0.1%

 4,264,313

 4.25

 Methanol Holdings (Trinidad), Ltd. (Methanol Holdings Delaware LLC), Initial Term Loan, 6/2/22

 $

 3,912,507

 Specialty Chemicals - 0.4%

 1,311,750

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 $

 5,149,065

 5,183,311

 5.00

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 3,130,958

 3,201,388

 5.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 4,879,500

 5,029,334

 5.50

 Macdermid, Inc.. (Platform Specialty Products Co.), Tranche B-2 Term Loan, 6/7/20

 1,270,758

 1,380,469

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 1,362,350

 6,159,500

 4.00

 PQ Corp., 2014 Term Loan, 8/7/17

 6,121,003

 274,891

 2.75

 WR Grace & Co-Conn, Delayed Draw Term Loan, 1/23/21

 273,173

 763,864

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 759,089

 $

 22,945,896

 Construction Materials - 0.1%

 5,088,904

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 $

 5,059,221

 Metal & Glass Containers - 0.0%+

 3,331,489

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 $

 3,225,991

 Paper Packaging - 0.0%+

 3,315,834

 4.50

 Coveris Holdings SA, USD Term Loan, 4/14/19

 $

 3,232,938

 Aluminum - 0.1%

 3,557,125

 4.00

 Novelis, Inc., Initial Term Loan, 5/28/22

 $

 3,404,837

 Diversified Metals & Mining - 0.1%

 5,470,433

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 4,106,621

 1,877,558

 4.00

 US Silica Co., Term Loan, 7/23/20

 1,727,353

 $

 5,833,974

 Steel - 0.0%+

 1,674,500

 4.50

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 1,569,844

 Paper Products - 0.1%

 7,171,316

 5.75

 Appvion, Inc., Term Commitment, 6/28/19

 $

 6,705,180

 2,207,484

 4.25

 Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21

 2,195,067

 $

 8,900,247

 Total Materials

 $

 60,151,645

 Capital Goods - 1.1%

 Metal & Glass Containers - 0.0%+

 1,033,333

 4.75

 Pro Mach Group, Inc., Dollar Term Loan, 10/22/21

 $

 1,031,396

 Aerospace & Defense - 0.3%

 2,397,969

 4.00

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 $

 1,918,605

 2,241,799

 4.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 8,352,578

 8,491,948

 6.25

 DynCorp International, Inc., Term Loan, 7/7/16

 3,795,890

 3,943,781

 7.00

 TASC, Inc., First Lien Term Loan, 2/28/17

 1,326,997

 1,323,149

 7.00

 TASC, Inc., New Term Loan (First Lien), 5/23/20

 2,404,942

 5,050,982

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 5,041,511

 $

 22,840,523

 Building Products - 0.2%

 3,375,890

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 $

 1,868,794

 970,125

 3.50

 Nortek, Inc., Incremental-1 Loan, 10/30/20

 3,316,812

 1,882,322

 4.25

 Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22

 961,334

 1,151,283

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 1,110,988

 EURO

 3,856,366

 4.50

 Unifrax I LLC, New Term Euro Loan, 11/28/18

 4,168,207

 $

 11,426,135

 Electrical Components & Equipment - 0.1%

 2,676,607

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 2,633,112

 2,628,278

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 2,529,717

 $

 5,162,829

 Industrial Conglomerates - 0.1%

 530,160

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 $

 527,067

 1,548,581

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 1,539,548

 1,879,305

 4.50

 Doosan Infracore, Tranche B Term, 5/28/21

 1,855,813

 290,981

 5.00

 Kloeckner Pentaplast of America, Inc., Initial U.S. Borrower Dollar Term Loan, 4/22/20

 289,223

 124,351

 5.00

 KP Germany Erste GmbH, Initial German Borrower Dollar Term Loan, 4/22/20

 123,600

 $

 4,335,251

 Construction & Farm Machinery & Heavy Trucks - 0.0%+

 1,626,747

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 354,000

 400,000

 3.50

 Terex Corp., U.S. Term Loan, 8/13/21

 1,607,429

 1,626,747

 4.50

 Terex Corp., U.S., Term Loan, 12/15/22

 1,605,395

 $

 3,566,824

 Industrial Machinery - 0.2%

 13,095,679

 0.00

 NN, Inc., Initial Term Loan, 10/2/22 (h)

 $

 12,964,722

 1,482,753

 5.25

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,461,906

 780,017

 6.25

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 778,554

 $

 15,205,182

 Trading Companies & Distributors - 0.2%

 6,374,025

 4.25

 Univar USA, Inc., Initial Dollar Term Loan, 6/25/22

 $

 6,191,339

 4,599,670

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 4,588,170

 $

 10,779,509

 Total Capital Goods

 $

 74,347,649

 Commercial Services & Supplies - 0.3%

 Environmental & Facilities Services - 0.1%

 2,654,938

 4.25

 Waste Industries USA, Inc., Initial Term Loan, 2/20/20

 $

 2,646,641

 3,628,625

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 3,592,339

 $

 6,238,980

 Diversified Support Services - 0.1%

 1,062,410

 4.00

 EMI Music, Inc., 1st Lien Term Loan B, 8/14/22

 $

 1,050,900

 2,138,278

 6.50

 Language Line LLC, Initial Term Loan (First Lien), 7/2/21

 2,131,151

 $

 3,182,051

 Security & Alarm Services - 0.1%

 1,294,904

 4.25

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 1,259,835

 1,040,627

 4.00

 Garda World Security Corp., Term B Delayed Draw Loan, 11/8/20

 997,377

 4,067,906

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 3,898,836

 3,372,987

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 3,280,230

 $

 9,436,278

 Human Resource & Employment Services - 0.0%+

 2,243,205

 3.75

 On Assignment, Inc., Initial Term B Loan, 6/5/22

 $

 2,235,728

 Total Commercial Services & Supplies

 $

 21,093,037

 Transportation - 0.2%

 Airlines - 0.1%

 1,103,534

 3.50

 American Airlines, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19

 $

 1,094,050

 354,375

 3.00

 American Airlines, Inc., Tranche B-2 Term Loan (Consenting), 11/23/16

 354,153

 5,223,058

 3.25

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 10/18/18

 5,214,900

 972,500

 3.25

 United Airlines, Inc., Class B Term Loan, 4/1/19

 967,638

 $

 7,630,741

 Marine - 0.1%

 3,552,553

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 $

 3,481,502

 Total Transportation

 $

 11,112,243

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.3%

 2,912,322

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 2,900,880

 5,358,425

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 5,289,210

 6,034,227

 4.50

 MPG Holdco I, Inc., Initial Term Loan, 10/20/21

 5,908,154

 372,308

 4.25

 Schaeffler AG, Facility B-USD, 5/15/20

 373,425

 5,910,099

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 5,791,897

 1,018,929

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 978,171

 $

 21,241,737

 Tires & Rubber - 0.1%

 4,962,500

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 4,972,797

 Automobile Manufacturers - 0.3%

 18,036,372

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 18,004,357

 1,777,500

 6.00

 Crown Group llc, Term Loan (First Lien), 9/30/20

 1,741,950

 $

 19,746,307

 Total Automobiles & Components

 $

 45,960,841

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.0%+

 340,868

 3.50

 Tempur Sealy International, Inc., New Term B Loan, 3/18/20

 $

 340,815

 Housewares & Specialties - 0.0%+

 3,679,008

 4.50

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 $

 3,647,677

 Leisure Products - 0.1%

 4,000,000

 3.75

 Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19

 $

 3,964,000

 Total Consumer Durables & Apparel

 $

 7,952,492

 Consumer Services - 0.5%

 Casinos & Gaming - 0.2%

 1,981,129

 3.75

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 1,978,183

 10,345,500

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 9,479,064

 $

 11,457,247

 Hotels, Resorts & Cruise Lines - 0.1%

 3,831,073

 4.00

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 $

 3,804,255

 2,969,388

 4.00

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 2,943,406

 $

 6,747,661

 Leisure Facilities - 0.1%

 4,873,465

 5.50

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 $

 4,587,149

 1,427,825

 3.50

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 1,425,445

 $

 6,012,594

 Restaurants - 0.1%

 7,412,563

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 $

 7,385,923

 Education Services - 0.0%+

 1,666,625

 4.00

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 $

 1,620,793

 Specialized Consumer Services - 0.0%+

 1,436,408

 5.00

 Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions) Term B Loan First Lien, 6/19/21

 $

 1,416,657

 51,900

 4.25

 Wash Multifamily Parent, Inc., Initial Canadian Term Loan First Lien, 5/15/22

 50,699

 297,095

 4.25

 Wash Multifamily Parent, Inc., Initial U.S. Term Loan First Lien, 5/5/22

 290,225

 1,129,336

 4.00

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 831,473

 $

 2,589,054

 Total Consumer Services

 $

 35,813,272

 Media - 0.8%

 Advertising - 0.1%

 7,389,067

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 6,844,123

 Broadcasting - 0.2%

 1,245,632

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 $

 1,239,404

 2,187,072

 4.00

 Univision Communications, Inc., 2013 Incremental Term Loan, 3/1/20

 2,145,152

 6,877,128

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 6,746,751

 $

 10,131,307

 Cable & Satellite - 0.4%

 10,715,000

 0.00

 Charter Communications Operating LLC, 1st Lien Bridge Loan, 5/26/16 (h)

 $

 10,715,000

 1,862,738

 3.50

 Cequel Communications LLC, Term Loan, 2/14/19

 1,837,125

 3,744,000

 3.25

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 3,701,880

 6,581,226

 3.50

 Telesat Canada, U.S. Term B Loan, 3/28/19

 6,498,961

 2,743,404

 3.50

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 2,669,461

 2,588,511

 3.50

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 2,518,743

 1,668,085

 3.50

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 1,623,125

 $

 29,564,295

 Movies & Entertainment - 0.1%

 1,091,564

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 $

 1,088,836

 3,228,219

 3.75

 Rovi Solutions Corp., Term B Loan, 7/2/21

 3,066,808

 4,841,069

 3.75

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 4,601,436

 $

 8,757,080

 Total Media

 $

 55,296,805

 Retailing - 0.3%

 General Merchandise Stores - 0.0%+

 2,105,833

 3.50

 Dollar Tree, Inc., Term B-1 Loan, 3/9/22

 $

 2,102,824

 Computer & Electronics Retail - 0.1%

 1,781,864

 3.75

 Rent-A-Center, Inc., Term Loan (2014), 2/6/21

 $

 1,674,952

 1,906,131

 15.00

 Targus Group International, Inc., Term Loan, 5/24/16

 1,396,241

 $

 3,071,193

 Home Improvement Retail - 0.0%+

 1,326,136

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 1,268,671

 Specialty Stores - 0.1%

 5,479,296

 4.25

 PetSmart, Inc., Tranche B-1 Loan, 3/10/22

 $

 5,353,442

 Automotive Retail - 0.1%

 7,227,373

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 $

 7,182,202

 1,212,500

 3.75

 The Hertz Corp., Tranche B1 Term Loan, 3/11/18

 1,211,237

 $

 8,393,439

 Total Retailing

 $

 20,189,569

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.0%+

 1,342,897

 5.75

 AdvancePierre Foods, Inc., Term Loan (First Lien), 7/10/17

 $

 1,342,562

 487,922

 4.26

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 470,031

 $

 1,812,593

 Food Retail - 0.1%

 1,488,750

 5.50

 Albertson's LLC, Term B-4 Loan, 8/11/21

 $

 1,478,515

 1,980,038

 5.50

 Albertsons LLC, Term B-2 Loan, 3/21/19

 1,972,749

 500,000

 5.50

 Albertsons LLC, Term B-5 Loan, 12/21/22

 497,240

 $

 3,948,504

 Total Food & Staples Retailing

 $

 5,761,097

 Food, Beverage & Tobacco - 0.1%

 Packaged Foods & Meats - 0.1%

 3,165,520

 4.50

 Dole Food Co, Inc., Tranche B Term Loan, 10/25/18

 $

 3,149,692

 4,875,000

 4.00

 JBS USA LLC, 2015 Incremental Term Loan, 9/18/22

 4,806,384

 $

 7,956,076

 Total Food, Beverage & Tobacco

 $

 7,956,076

 Household & Personal Products - 0.1%

 Household Products - 0.0%+

 109,724

 3.50

 Spectrum Brands, Inc., USD Term Loan, 6/16/22

 $

 109,489

 3,055,019

 4.02

 SRAM LLC, Term Loan (First Lien), 4/10/20

 2,535,666

 $

 2,645,155

 Personal Products - 0.1%

 2,493,687

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 $

 2,205,666

 1,822,684

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 1,817,559

 2,689,539

 3.25

 Revlon Consumer Products Corp., Replacement Term Loan, 11/19/17

 2,687,438

 $

 6,710,663

 Total Household & Personal Products

 $

 9,355,818

 Health Care Equipment & Services - 1.3%

 Health Care Equipment - 0.1%

 8,491,281

 4.50

 Kinetic Concepts, Inc., Term  DTL-E1 loan, 5/4/18

 $

 8,187,013

 Health Care Supplies - 0.2%

 1,640,888

 5.00

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 7,115,918

 7,470,780

 4.25

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22

 1,599,865

 $

 8,715,783

 Health Care Services - 0.4%

 641,367

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 3,139,354

 3,287,282

 6.50

 Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 7/31/21

 638,160

 4,315,919

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 3,954,461

 2,589,552

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 2,372,677

 5,846,286

 3.50

 DaVita HealthCare Partners, Inc., Tranche B Loan (First Lien), 6/19/21

 5,828,718

 1,939,053

 4.25

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 1,932,994

 383,644

 7.75

 inVentiv Health, Inc., Term B-3 Loan, 5/15/18

 378,529

 1,288,464

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 1,255,715

 7,295,866

 4.50

 Truven Health Analytics, Inc., New Tranche B Term Loan, 6/6/19

 7,004,031

 $

 26,504,639

 Health Care Facilities - 0.4%

 2,136,609

 3.36

 CHS, Incremental 2019 Term G Loan, 12/31/19

 $

 2,086,198

 3,931,304

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 3,868,651

 6,149,766

 4.50

 IASIS Healthcare LLC, Term B-2 Loan, 5/3/18

 6,048,295

 8,552,196

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 8,252,870

 3,161,314

 6.00

 RegionalCare Hospital Partners, Inc., Term Loan (First Lien), 4/21/19

 3,124,431

 1,992,902

 5.00

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 1,986,674

 2,193,750

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,138,906

 $

 27,506,025

 Managed Health Care - 0.1%

 1,890,203

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17 (e)

 $

 1,245,171

 1,374,168

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)

 905,233

 $

 2,150,404

 Health Care Technology - 0.1%

 4,154,125

 4.25

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 $

 4,096,142

 2,963,865

 3.75

 Emdeon, Inc., Term B-2 Loan, 11/2/18

 2,915,702

 1,656,278

 4.00

 MedAssets, Inc., Term B Loan, 12/13/19

 1,647,997

 $

 8,659,841

 Total Health Care Equipment & Services

 $

 81,723,705

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.1%

 1,815,485

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 1,809,812

 Pharmaceuticals - 0.4%

 2,493,757

 3.75

 Endo Luxembourg Finance Co., S.a. r.l., 2015 Incremental Term B Loan, 6/24/22

 $

 2,465,184

 4,323,000

 3.42

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 4,288,416

 2,423,100

 4.25

 JLL, Initial Dollar Term Loan, 1/23/21

 2,341,320

 3,923,123

 3.50

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 3,906,775

 7,759,826

 3.25

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 7,747,216

 6,238,200

 3.75

 Valeant Pharmaceuticals International, Inc., Series E1 Tranche B Term Loan, 8/5/20

 6,000,369

 471,438

 4.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 455,428

 $

 27,204,708

 Life Sciences Tools & Services - 0.1%

 3,541,125

 5.75

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 3,523,419

 4,715,191

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 4,683,755

 $

 8,207,174

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 37,221,694

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.1%

 2,873,766

 3.50

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 $

 2,864,785

 1,267,500

 5.00

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 1,185,112

 2,359,872

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 2,333,324

 $

 6,383,221

 Specialized Finance - 0.2%

 5,718,268

 4.25

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 $

 6,912,799

 6,970,887

 3.50

 Trans Union LLC, 2015, Term B-2 Loan, 4/9/21

 5,565,304

 $

 12,478,103

 Total Diversified Financials

 $

 18,861,324

 Insurance - 0.5%

 Insurance Brokers - 0.4%

 2,695,890

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 2,601,534

 26,073,285

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 25,201,473

 $

 27,803,007

 Multi-line Insurance - 0.0%+

 501,988

 4.50

 Alliant Holdings I LLC, Initial Term Loan, 7/28/22

 $

 492,420

 Property & Casualty Insurance - 0.1%

 1,687,250

 5.75

 Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 3,069,738

 3,108,596

 5.50

 Hyperion Insurance Group, Ltd., Initial Term Loan, 3/26/22

 1,683,032

 $

 4,752,770

 Total Insurance

 $

 33,048,197

 Real Estate - 0.1%

 Real Estate Services - 0.1%

 3,839,874

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 3,359,890

 Total Real Estate

 $

 3,359,890

 Software & Services - 0.5%

 IT Consulting & Other Services - 0.2%

 11,618,459

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 9,062,398

 726,248

 4.50

 Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19

 716,262

 1,242,863

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 1,199,362

 $

 10,978,022

 Data Processing & Outsourced Services - 0.0%+

 1,528,214

 3.92

 First Data Corp., 2018 New Dollar Term Loan, 3/24/18

 $

 1,511,021

 Application Software - 0.2%

 4,427,459

 8.50

 Expert Global Solutions, Inc., Term B Advance (First Lien), 4/3/18

 $

 4,405,322

 455,809

 6.25

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 3/4/19

 444,414

 4,034,508

 3.50

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 4,023,413

 5,768,666

 4.25

 Vertafore, Inc., Term Loan (2013), 10/3/19

 5,727,461

 $

 14,600,610

 Systems Software - 0.0%+

 1,747,350

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 1,740,797

 Home Entertainment Software - 0.1%

 2,399,560

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 $

 2,377,964

 Total Software & Services

 $

 31,208,414

 Technology Hardware & Equipment - 0.1%

 Electronic Equipment Manufacturers - 0.0%+

 710,791

 4.50

 Sensus USA, Inc., Term Loan (First Lien), 5/9/17

 $

 694,798

 1,503,125

 4.75

 Zebra Technologies, Term Loan B, 9/30/21

 1,506,766

 $

 2,201,564

 Electronic Components - 0.1%

 5,248,625

 5.75

 Mirion Technologies Finance LLC, (Mirion Technologies, Inc.) Initial Term Loan First Lien, 1/26/22

 $

 5,187,389

 Total Technology Hardware & Equipment

 $

 7,388,953

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 1,975,075

 2.86

 Sensata Technologies B.V. (Sensata Technologies Finance Co.,, LLC) Sixth Amendment Term Loan, 10/14/21

 $

 1,943,474

 1,414,833

 4.25

 VAT Lux II S.a.r.l. (fka Virtuoso Lux II S.a.r.l.) (aka Virtuoso U.S. LLC), Term Loan, 2/11/21

 1,399,801

 $

 3,343,275

 Semiconductors - 0.0%+

 1,642,408

 5.25

 Microsemi Corp.,Term Loan (2014), 12/17/22

 $

 1,616,951

 1,642,408

 3.25

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 1,640,355

 $

 3,257,306

 Total Semiconductors & Semiconductor Equipment

 $

 6,600,581

 Telecommunication Services - 0.5%

 Integrated Telecommunication Services - 0.4%

 17,041,760

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 $

 3,266,476

 3,260,363

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 1,250,737

 1,719,227

 5.25

 Securus Technologies Holdings, Inc., Term Loan B2, 4/17/20

 2,291,625

 3,150,000

 3.50

 Virgin Media Investment Holdings, Ltd., Facility, 6/30/23

 16,708,032

 1,939,592

 3.25

 West Corp., B-10 Term Loan (First Lien), 6/30/18

 1,910,498

 $

 25,427,368

 Wireless Telecommunication Services - 0.1%

 2,821,064

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 $

 2,094,640

 4,048,090

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 3,005,707

 $

 5,100,347

 Total Telecommunication Services

 $

 30,527,715

 Utilities - 0.3%

 Electric Utilities - 0.1%

 3,582,769

 4.75

 Atlantic Power LP, Term Loan, 2/20/21

 $

 3,569,334

 1,391,702

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 1,320,958

 $

 4,890,292

 Independent Power Producers & Energy Traders - 0.2%

 5,348,125

 3.50

 Calpine Corp., Term Loan, 5/28/22

 $

 5,095,763

 1,064,250

 4.00

 Calpine Corp., Term Loan, 9/27/19

 1,043,186

 2,817,570

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 2,731,282

 3,654,375

 3.75

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,599,559

 $

 12,469,790

 Total Utilities

 $

 17,360,082

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $654,928,085)

 $

 630,234,849

 TEMPORARY CASH INVESTMENTS - 0.5%

 Repurchase Agreements - 0.5%

 14,475,000

 $14,475,000 Bank of Nova Scotia, 0.33%, dated 12/31/15 plus accrued interest on 1/4/16 collateralized by the following:

 $782,917 Freddie Mac Giant, 3.5%, 10/1/42

 $10,553,498 Federal Home Loan Mortgage Corp, 2.196% - 2.886%, 2/1/43-6/1/44

 $1,653,651 Federal National Mortgage Association (ARM), 2.685%, 10/1/44

 $1,737,384 Federal National Mortgage Association, 5.5%, 4/1/40

 $37,591 Government National Mortgage Association, 4.0%, 5/15/45-10/20/45

 $

 14,475,000

 12,000,000

 $12,000,000 RBC Capital Markets LLC, 0.30%, dated 12/31/15 plus accrued interest on 1/4/16 collateralized by the following:

 $31,650 Federal Home Loan Mortgage Corp., 2.68%, 5/1/36

 $66,175 Federal National Mortgage Association (ARM), 0% - 1.988%, 4/1/36-12/1/45

 $12,135,338 Federal National Mortgage Association, 3.5%, 11/1/45-12/1/45

 $6,837 Government National Mortgage Association, 3.5%, 10/20/45

 12,000,000

 5,530,000

 $5,530,000 TD Securities USA LLC, 0.31%, dated 12/31/15 plus accrued interest on 1/4/16 collateralized by $1,723,801 U.S. Treasury Note, 2.0%, 11/30/20

 5,530,000

 $

 32,005,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $32,005,000)

 $

 32,005,000

 TOTAL INVESTMENT IN SECURITIES - 100.3%

 (Cost $6,798,346,534) (a)

 $

 6,549,257,857

 OTHER ASSETS & LIABILITIES - (0.3)%

 $

 (19,255,727)

 TOTAL NET ASSETS - 100.0%

 $

 6,530,002,130

 +

 Amount rounds to less than 0.1% or (0.1)%.

 (Step)

 Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Cat Bond)

 Catastrophe or event linked bond.  At December 31, 2015 the value of these securities amounted to $136,829,153 or 2.1% of total net assets. See Notes to Financial Statements - 1H.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represends a pay in kind security.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipt.

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At December 31, 2015, the value of these securities amounted to $2,130,725,994 or 32.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At December 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $6,798,346,534 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            133,728,594

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (382,817,271)

 Net unrealized depreciation

 $

          (249,088,677)

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 See Notes To Financial Statements - Note 1A.

 (d)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 (e)

 Security is in default.

 (f)

 Structured reinsurance investment.  At December 31, 2015, the value of these securities amounted to $190,010,791 or 2.9% of total net assets.  See Notes To Financial Statements - Note 1H.

 (g)

 Rate to be determined.

 (h)

 Consists of revenue bonds unless otherwise indicated.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 CNY

 New Chinese Yuan

 EURO

 Euro

 GBP

 British Pound Sterling

 INR

 Indian Rupee

 JPY

 Japanese Yen

 MXN

 Mexican Peso

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 RUB

 Russian Ruble

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

             7,000,000

 J.P. Morgan Securities LLC

 American Axle & Manufacturing Co.,

 5.00%

 B+

 12/20/17

  $           (280,000)

  $        869,320

           10,480,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drilling Co.

 1.00%

 BBB+

 12/20/19

              (382,004)

        (1,060,354)

             2,795,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drilling Co.

 1.00%

 BBB+

 12/20/19

              (104,710)

          (279,965)

              (766,714)

  $       (470,999)

                (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of December 31, 2015, in valuing the Fund's investments:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Corporate Bonds

  $                        -

          76,876,377

                         -

  $        76,876,377

 Preferred Stocks

                          -

   Transportation

     Air Freight & Logistics

                            -

            1,041,052

                         -

             1,041,052

   Insurance

     Reinsurance

                            -

                       -

                142,500

                142,500

   All Other Preferred Stocks

             62,030,558

                       -

                           -

           62,030,558

 Convertible Preferred Stocks

             42,492,557

                       -

                           -

           42,492,557

 Common Stocks

   Capital Goods

     Construction & Engineering

                            -

               831,275

                           -

                831,275

     Industrial Machinery

                            -

                       -

                    1,858

                   1,858

   Transportation

     Air Freight & Logistics

                            -

               480,915

                           -

                480,915

   Consumer Services

     Education Services

                            -

            2,131,598

                           -

             2,131,598

   Insurance

     Life & Health Insurance

                            -

                       -

                  51,273

                  51,273

   Semiconductors & Semiconductor Equipment

     Semiconductors

                     7,622

                       -

                           -

                   7,622

 Asset Backed Securities

                            -

        323,754,730

                           -

          323,754,730

 Collateralized Mortgage Obligations

                            -

        732,228,745

                           -

          732,228,745

 Corporate Bonds

   Capital Goods

     Industrial Machinery

                            -

            1,430,367

              2,501,222

             3,931,589

   Diversified Financials

    Other Diversified Financial Services

                            -

          94,244,309

              9,300,622

          103,544,931

   Insurance

     Reinsurance

                            -

        143,349,869

          189,868,291

          333,218,160

   All Other Corporate Bonds

                            -

      2,525,016,759

                           -

       2,525,016,759

 U.S. Government Agency Obligations

                            -

      1,092,302,202

                           -

       1,092,302,202

 Foreign Government Bonds

                            -

        386,950,744

                           -

          386,950,744

 Municipal Bonds

                            -

        199,982,563

                           -

          199,982,563

 Senior Floating Rate Loan Interests

                            -

        630,234,849

                           -

          630,234,849

 Repurchase Agreements

                            -

          32,005,000

                           -

           32,005,000

 Total

  $        104,530,737

      6,242,861,354

 201,865,766

  $   6,549,257,857

 Other Financial Instruments

 Net unrealized appreciation on swap contracts

  $                      -

  $         (470,999)

  $                     -

  $           (470,999)

 Net unrealized depreciation on futures contracts

               5,521,849

                       -

                         -

             5,521,849

 Net unrealized appreciation on forward foreign currency contracts

                          -

          18,766,777

                         -

           18,766,777

 Net unrealized depreciation on forward foreign currency contracts

                          -

         (22,000,079)

                         -

          (22,000,079)

 Total Other Financial Instruments

  $           5,521,849

  $       (3,704,301)

  $                     -

  $         1,817,548

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Preferred

 Stocks

  Common

 Stocks

  Corporate Bonds

 Total

 Balance as of 9/30/15

  $              142,500

  $             54,461

  $      195,033,079

  $      195,230,040

 Realized gain (loss)

                          -

                       -

                  30,000

                        -

 Change in unrealized appreciation (depreciation)1

                          -

                 (1,330)

              7,719,278

             7,717,948

 Purchases

                          -

                       -

              8,000,000

             8,000,000

 Sales

                          -

                       -

            (9,112,222)

            (9,112,222)

 Transfers in to Level 3*

                          -

                       -

                         -

                        -

 Transfers out of Level 3*

                          -

                       -

                         -

                        -

 Balance as of 12/31/15

  $              142,500

  $             53,131

  $      201,670,135

  $      201,835,766

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended December 31, 2015, there were no transters between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 12/31/15

  $           7,581,058

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Strategic Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 26, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date February 26, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date February 26, 2016 * Print the name and title of each signing officer under his or her signature.